UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: February 28,

Date of reporting period: May 31, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

FORM N-Q

May 31, 2007

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited)	May 31, 2007

FACE AMOUNT	RATING‡	SECURITY	VALUE
MUNICIPAL BONDS - 98.3%
Alabama - 0.6%
		Huntsville, AL, Solid Waste Disposal Authority & Resources Recovery Revenue, Refunding, MBIA-Insured:
$4,940,000	AAA	5.500% due 10/1/13 (a)	$5,132,215
8,880,000	AAA	5.500% due 10/1/14 (a)	9,214,421
1,000,000	BBB	Mobile, AL, IDB, Environment Improvement Revenue, International Paper Co. Project, Series B, 6.450% due 5/15/19 (a)	1,048,150
4,000,000	Aaa(b)	Southeast Alabama Gas District, Alabama General System Revenue, Series A, AMBAC-Insured, Call 6/1/10 @ 102, 5.625% due 6/1/25 (c)	4,270,000

		Total Alabama	19,664,786

Alaska - 0.2%
2,500,000	NR	Alaska Industrial Development & Export Authority Revenue, Williams Lynxs Alaska Cargoport, 8.125% due 5/1/31 (a)	2,676,600
5,000,000	AAA	Alaska State Housing Financial Corp., General Housing, Series B, MBIA-Insured, 5.250% due 12/1/25	5,321,750

		Total Alaska	7,998,350

Arizona - 2.8%
		Arizona Agricultural Improvement & Power District, Electric System Revenue, Salt River Project:
4,375,000	AA	Refunding, Series A, 5.000% due 1/1/23	4,544,925
2,500,000	AA	Series B, 5.000% due 1/1/31	2,585,825
		Arizona Health Facilities Authority:
1,500,000	Baa3(b)	Hospital Systems Revenue, Phoenix Children’s Hospital, Series A, Call 11/15/09 @ 100, 6.125% due 11/15/22 (c)	1,581,000
3,000,000	A	Revenue, Catholic Healthcare West, Series A, Call 7/1/10 @ 101, 6.625% due 7/1/20 (c)	3,254,700
1,000,000	Aaa(b)	Arizona Water Infrastructure Finance Authority, Water Quality Revenue, Series A, Call 10/1/11 @ 100, 5.000% due 10/1/19 (c)	1,046,550
		Greater Arizona Development Authority, Infrastructure Revenue, Pinal County Road Project, Series 1, MBIA-Insured:
3,520,000	AAA	5.000% due 8/1/18	3,762,387
2,895,000	AAA	5.000% due 8/1/20	3,076,169
		Maricopa County, AZ:
		GO, Elementary School District:
1,000,000	A	No. 08, Osborne Elementary School District, 7.500% due 7/1/09	1,066,840
		No. 14, Creighton School Improvement Project of 1990, Series C, FGIC-Insured:
355,000	AAA	6.500% due 7/1/08	365,228
295,000	AAA	6.500% due 7/1/08 (d)	303,720
		Hospital Revenue, Sun Health Corp.:
1,500,000	BBB	5.900% due 4/1/09	1,537,305
285,000	BBB	Unrefunded Balance, 6.125% due 4/1/18	290,395
		IDA:
500,000	AAA	Hospital Facilities Revenue, Samaritan Health Services, Series A, MBIA-Insured, 7.000% due 12/1/16 (d)	598,385
5,000,000	AA	Health Facilities Revenue, Mayo Clinic, 5.000% due 11/15/36	5,097,400
		MFH Revenue:
2,450,000	AAA	Refunding Bonds, FHA-Insured, GNMA-Collateralized, 6.000% due 10/20/31	2,647,813
2,125,000	NR	Stanford Court Apartments, Series B, 6.250% due 7/1/18 (d)	2,221,539
		Mesa, AZ, IDA, Revenue, Discovery Health Systems, Series A, MBIA-Insured, Call 1/1/10 @ 101:
14,000,000	AAA	5.625% due 1/1/19 (c)	14,740,040
3,000,000	AAA	5.625% due 1/1/29 (c)	3,158,580

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	May 31, 2007

FACE AMOUNT	RATING‡	SECURITY	VALUE
Arizona - 2.8% (continued)
$750,000	NR	Navajo County, AZ, IDA Revenue, Stone Container Corp. Project, 7.400% due 4/1/26 (a)	$756,398
		Phoenix, AZ:
		Civic Improvement Corp.:
		Airport Revenue:
		Junior Lien, FGIC-Insured:
2,500,000	AAA	5.250% due 7/1/21 (a)	2,502,525
7,650,000	AAA	5.375% due 7/1/29 (a)	7,658,338
1,500,000	AAA	Senior Lien, Series A, FSA-Insured, 5.000% due 7/1/25	1,525,965
		Excise Tax Revenue, Senior Lien:
2,630,000	AAA	Adams Street Garage Project B, Call 7/01/09 @ 101, 5.375% due 7/1/29 (c)	2,723,786
2,350,000	AAA	Municipal Courthouse Project A, Call 7/01/09 @ 101, 5.375% due 7/1/29 (c)	2,433,801
2,500,000	AAA	Municipal Courthouse Project, Series A, Call 7/01/09 @ 101, 5.250% due 7/1/24 (c)	2,584,500
1,000,000	AAA	Wastewater System Revenue, FGIC-Insured, 5.000% due 7/1/24	1,032,650
1,400,000	AA+	GO, Series A, 6.250% due 7/1/17	1,659,000
		IDA, MFH Revenue, Ventana Palms Apartments Project, Series A, MBIA-Insured, Call 10/1/09 @ 102:
150,000	Aaa(b)	6.100% due 10/1/19 (c)	160,617
950,000	Aaa(b)	6.150% due 10/1/29 (c)	1,018,286
		Pima County, AZ:
260,000	AAA	IDA, Industrial Revenue Refunding, FSA-Insured, 7.250% due 7/15/10	261,700
1,000,000	AAA	USD, No. 1, Tucson, FGIC-Insured, 7.500% due 7/1/10	1,104,160
130,000	BBB	Prescott Valley, AZ, Improvement District, Special Assessment, Sewer Collection System and Roadway Repair, 7.900% due 1/1/12	132,899
1,000,000	AAA	Tucson, AZ, IDA, Lease Revenue, University of Arizona/Marshall Foundation, Series A, AMBAC-Insured, 5.000% due 7/15/22	1,037,340
		University of Arizona, COP:
		Series A, AMBAC-Insured, Call 6/1/12 @ 100:
1,395,000	AAA	5.000% due 6/1/19 (c)	1,467,177
665,000	AAA	5.000% due 6/1/20 (c)	699,407
5,435,000	AAA	Series B, AMBAC-Insured, 5.000% due 6/1/28	5,631,095
		Unrefunded Balance, University of Arizona Project, Series A, AMBAC-Insured:
130,000	AAA	5.000% due 6/1/19	135,290
60,000	AAA	5.000% due 6/1/20	62,359
1,875,000	AAA	Yuma, AZ, IDA, MFH Revenue, Refunding Bonds, Series A, GNMA-Collateralized, 6.100% due 9/20/34 (a)	2,026,763

		Total Arizona	88,492,857

Arkansas - 0.2%
2,000,000	BBB	Arkansas State Development Financing Authority, Hospital Revenue, Washington Regional Medical Center, Call 2/1/10 @ 100, 7.375% due 2/1/29 (c)	2,175,160
4,345,000	Aaa(b)	Little Rock, AR, School District, GO, Refunding, Series B, FSA-Insured, 5.500% due 2/1/30	4,504,070

		Total Arkansas	6,679,230

California - 8.0%
3,625,000	AAA	Amador Water Agency, CA, COP, Series A, MBIA-Insured, 5.000% due 6/1/36	3,782,289
5,000,000	NR	Barona, CA, Band of Mission Indians, GO, 8.250% due 1/1/20	5,164,500
4,180,000	AAA	Brea, CA, RDA, Refunding, Tax Allocation, Series A, Redevelopment Area AB, AMBAC-Insured, 5.000% due 8/1/23	4,323,541
		California EFA:

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	May 31, 2007

FACE AMOUNT	RATING‡	SECURITY	VALUE
California - 8.0% (continued)
$7,720,000	Aaa(b)	Refunding Pepperdine University Series A, AMBAC-Insured, 5.000% due 12/1/35	$8,075,197
3,000,000	Ba1(b)	Revenue, Pooled College & University Project, Series A, 5.625% due 7/1/23	3,050,820
4,000,000	AA-	California Health Facilities Finance Authority Revenue, Sutter Health, Series A, 6.250% due 8/15/35	4,321,120
		California Housing Finance Agency Revenue:
10,000,000	AA-	Home Mortgage, Series E, 4.700% due 8/1/24 (a)	9,860,400
4,000,000	AA-	Home Mortgage, Series M, 4.700% due 8/1/36 (a)	3,949,720
		California Infrastructure & Economic Development Bank Revenue:
5,000,000	AAA	Bay Area Toll Bridges, First Lien, Series A, FGIC-Insured, 5.000% due 7/1/25 (d)	5,523,000
2,100,000	AAA	Los Angeles County Department of Public Social Services, AMBAC-Insured, 5.750% due 9/1/23	2,335,830
4,875,000	AAA	California State Department of Veteran Affairs, Home Purchase Revenue, Series A, AMBAC-Insured, 5.300% due 12/1/21	5,146,928
3,730,000	AAA	California State Department of Water Resources, Water Revenue, Series W, FSA-Insured, 5.125% due 12/1/24	3,889,942
4,000,000	A+	California State, GO, Various Purpose Bonds, 5.000% due 9/1/35	4,158,760
1,810,000	AAA	California Statewide Communities Development Authority Health Facility Revenue, Community Hospital of Monterey Peninsula, Series B, FSA-Insured, 5.250% due 6/1/23	1,923,487
16,260,000	AAA	Castaic Lake Water Agency, COP, Revenue, Series A, MBIA-Insured, 5.250% due 8/1/23	17,084,707
3,655,000	AAA	Cucamonga County, CA, Water District, COP, FGIC-Insured, 5.125% due 9/1/31	3,798,349
7,900,000	AAA	Eastern Municipal Water District, CA, Water & Sewer Revenue COP, Series A, MBIA-Insured, 5.000% due 7/1/32	8,287,337
450,000	AAA	El Segundo, CA, GO, USD, Refunding Bonds, FGIC-Insured, 5.250% due 9/1/22	482,976
24,000,000	AAA	Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Revenue, Series 2003-A-1, Call 6/1/13 @ 100, 6.750% due 6/1/39 (c)	27,621,840
3,000,000	AAA	Inglewood, CA, Public Financing Authority Revenue, Refunding, Series A, AMBAC-Insured, 5.250% due 8/1/21	3,144,390
9,925,000	AAA	Los Angeles County, CA, COP, Antelope Valley Courthouse, Series A, AMBAC-Insured, Call 11/1/10 @ 100, 5.250% due 11/1/33 (c)	10,406,164
		Los Angeles, CA, Water & Power Revenue, Power Systems, Series B, FSA-Insured:
1,500,000	AAA	5.000% due 7/1/23	1,567,770
3,920,000	AAA	5.000% due 7/1/25	4,090,677
7,850,000	AAA	5.000% due 7/1/26	8,187,550
3,500,000	AAA	Metropolitan Water District of Southern California, Waterworks Revenue Authorization, Series B-2, FGIC-Insured, 5.000% due 10/1/24	3,659,775
		Modesto, CA, Irrigation District, COP, Capital Improvements, Series A, FSA-Insured:
1,535,000	AAA	5.000% due 7/1/20	1,592,025
2,210,000	AAA	5.000% due 7/1/21	2,289,295
1,680,000	AAA	5.000% due 7/1/22	1,737,456
5,000,000	Aaa(b)	Monterey County, CA, COP, Master Plan Financing, MBIA-Insured, Call 8/01/11 @ 100, 5.000% due 8/1/26 (c)	5,244,100
10,785,000	AAA	Novato, CA, USD, FGIC-Insured, 5.000% due 8/1/26	11,160,426
		Orange County, CA:
1,000,000	AAA	Recovery, COP, Series A, MBIA-Insured, 6.000% due 7/1/08 (d)	1,025,410
1,000,000	AAA	Refunding, Recovery, Series A, MBIA-Insured, 6.000% due 6/1/09 (d)	1,045,270
		Pomona, CA:
3,000,000	AAA	Public Financing Authority Revenue, Water Facilities Project, Series AY, AMBAC-Insured, 5.000% due 5/1/32	3,145,590

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	May 31, 2007

FACE AMOUNT	RATING‡	SECURITY	VALUE
California - 8.0% (continued)
$3,000,000	AAA	Public Financing Authority Revenue, Merged Redevelopment Project, Series AD, MBIA-Insured, 5.000% due 2/1/27	$3,080,370
		Rancho Cucamonga, CA, RDA, Tax Allocation:
1,000,000	AAA	Rancho Development Project, MBIA-Insured, 5.250% due 9/1/26	1,013,580
5,000,000	AAA	Rancho Redevelopment Projects, MBIA-Insured, 5.125% due 9/1/30	5,161,850
2,025,000	AA-	Sacramento, CA, City Financing Authority Revenue, Capital Improvement, Call 6/1/10 @ 101, 5.600% due 6/1/25 (c)	2,151,056
		San Francisco, CA, City & County:
16,675,000	AAA	Airports Commission, International Airports Revenue, Refunding, Second Series 27B, FGIC-Insured, 5.125% due 5/1/26	17,291,475
		COP, San Bruno Jail No. 3, AMBAC-Insured:
3,000,000	AAA	5.250% due 10/1/20	3,112,500
5,000,000	AAA	5.250% due 10/1/26	5,180,250
		San Jose, CA:
5,000,000	AAA	RDA, Tax Allocation, Merged Area Redevelopment Project, MBIA-Insured, Call 8/1/10 @ 101, 5.000% due 8/1/24 (c)	5,236,200
		USD, GO, Santa Clara County, Series D, FSA-Insured, Call 8/1/10 @ 101:
4,580,000	AAA	5.000% due 8/1/21 (c)	4,796,359
3,000,000	AAA	5.125% due 8/1/25 (c)	3,152,790
		University of California Revenues, General Series A, AMBAC-Insured:
4,000,000	AAA	5.000% due 5/15/23	4,177,400
3,750,000	AAA	5.000% due 5/15/24	3,912,300
4,000,000	AAA	5.000% due 5/15/25	4,181,680
6,000,000	AAA	5.000% due 5/15/26	6,253,260

		Total California	249,777,711

Colorado - 3.1%
1,000,000	NR	Aspen, CO, Sales Tax Revenue, Call 11/1/09 @ 100, 5.250% due 11/1/15 (c)	1,033,230
		Colorado Educational & Cultural Facilities Authority Revenue:
1,000,000	BBB-	Charter School, Bromley East Project, Series A, Call 9/15/11 @ 100, 7.250% due 9/15/30 (c)	1,131,160
		Refunding & Improvement, University of Denver Project, AMBAC-Insured, Call 3/1/11 @ 100:
2,815,000	AAA	5.250% due 3/1/18 (c)	2,951,837
5,810,000	AAA	5.300% due 3/1/19 (c)	6,102,476
3,245,000	AAA	5.500% due 3/1/21 (c)	3,430,744
565,000	AAA	University of Denver Project, Series B, FGIC-Insured, Call 3/1/16 @ 100, 5.250% due 3/1/23 (c)	617,929
2,435,000	AAA	Unrefunded, University of Denver Project, Series B, FGIC-Insured, 5.250% due 3/1/23	2,648,111
		Colorado Health Facilities Authority Revenue:
5,000,000	A+	Adventist Health System/Sunbelt Inc., Series E, 5.125% due 11/15/28 (e)	5,168,150
1,000,000	A3(b)	Parkview Medical Center Project, 6.500% due 9/1/20	1,082,730
500,000	BBB+	Poudre Valley Health Care, Series F, 5.000% due 3/1/25	506,040
10,000,000	A+	Refunding Adventist Health, Sunbelt, Series D, 5.250% due 11/15/35 (e)	10,392,100
12,500,000	A3(b)	Series B, Remarketed 7/8/98, 5.350% due 8/1/15 (d)	13,078,875
2,180,000	AAA	Colorado Water Resource & Power Development Authority, Series A, FGIC-Insured, 5.375% due 11/1/20	2,324,338
		Denver, CO, City & County:
17,730,000	A+	Airport Revenue, Series A, 14.000% due 11/15/08 (a)	19,304,424
		COP, Series B, AMBAC-Insured, Call 12/1/10 @ 101:
6,655,000	AAA	5.750% due 12/1/17 (c)	7,129,102
7,420,000	AAA	5.500% due 12/1/21 (c)	7,888,573
4,000,000	AAA	5.500% due 12/1/25 (c)	4,252,600
2,000,000	AAA	Golden, CO, Sales & Use Tax Revenue, Improvement, Series B, AMBAC-Insured, 5.100% due 12/1/20	2,085,400

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	May 31, 2007

FACE AMOUNT	RATING‡	SECURITY	VALUE
Colorado - 3.1% (continued)
		Highlands Ranch Metropolitan, District No. 2, FSA-Insured:
$525,000	AAA	6.500% due 6/15/10 (d)	$565,173
475,000	AAA	6.500% due 6/15/10	509,803
10,000,000	AAA	Northwest Parkway Public Highway Authority Revenue, Capital Appreciation, Senior Bonds, Series B, AMBAC-Insured, zero coupon bond to yield 6.299% due 6/15/31	2,478,900
500,000	AAA	Pueblo County, CO, School District No. 60, GO, FGIC-Insured, 5.250% due 12/15/20	529,950
1,000,000	Baa1(b)	University of Colorado Hospital Authority Revenue, Series A, Call 11/15/11 @ 100, 5.600% due 11/15/21 (c)	1,064,950

		Total Colorado	96,276,595

Connecticut - 2.4%
2,010,000	NR	Connecticut State Development Authority, Airport Facilities Revenue, Signature Flight Co. Project, Guaranty Agreement, Series A, 6.625% due 12/1/14 (a)	2,014,683
		Connecticut State:
16,470,000	AA	GO, Series C, 5.000% due 6/1/18	17,727,979
15,000,000	AAA	HEFA Revenue, Yale University, Series W, 5.125% due 7/1/27	15,361,950
		Mashantucket Western Pequot Tribe Connecticut Special Revenue, Series B:
1,000,000	Baa3(b)	5.550% due 9/1/08 (f)	1,020,800
2,000,000	Baa3(b)	5.700% due 9/1/12 (f)	2,048,280
6,500,000	Baa3(b)	5.750% due 9/1/18 (f)	6,654,570
		South Central Connecticut Regional Water Authority, Water System Revenue, 16th Series, AMBAC-Insured, Call 8/1/10 @ 101:
2,715,000	AAA	5.375% due 8/1/25 (c)	2,865,004
7,920,000	AAA	5.375% due 8/1/30 (c)	8,357,580
		University of Connecticut, GO, Series A, Call 4/01/12 @ 100:
3,905,000	AA	5.000% due 4/1/20 (c)	4,100,719
4,500,000	AA	5.000% due 4/1/21 (c)	4,725,540
		Waterbury, CT, GO, Series A, FSA-Insured, Call 4/1/12 @ 100:
3,435,000	AAA	5.000% due 4/1/18 (c)	3,607,162
1,925,000	AAA	5.000% due 4/1/19 (c)	2,021,481
2,500,000	AAA	5.000% due 4/1/20 (c)	2,625,300
2,000,000	AAA	5.000% due 4/1/21 (c)	2,100,240
1,225,000	AAA	5.125% due 4/1/22 (c)	1,293,073

		Total Connecticut	76,524,361

Delaware - 0.0%
250,000	Aaa(b)	Delaware State EDA Revenue, Osteopathic Hospital Association, Series A, 6.750% due 1/1/13 (d)	272,953

District of Columbia - 0.6%
		District of Columbia:
385,000	AAA	Series A, MBIA-Insured, Call 6/1/08 @ 101, 5.000% due 6/1/15 (c)	393,566
740,000	AAA	Unrefunded Balance, Series A, MBIA-Insured, 5.000% due 6/1/15	755,303
		Revenue:
3,000,000	AAA	American Association for the Advancement of Science, AMBAC-Insured, 5.250% due 1/1/16 (g)	3,081,990
		Georgetown University:
3,900,000	AAA	Series D, Converted 5/1/98, MBIA-Insured, 5.350% due 4/1/16	3,996,096
		Series E, Converted 5/1/98, MBIA-Insured:
3,700,000	AAA	5.350% due 4/1/17	3,790,798
5,300,000	AAA	5.350% due 4/1/18	5,429,744

		Total District of Columbia	17,447,497

Florida - 9.9%
2,610,000	NR	Bonita Springs, FL, Vasari Capital Improvement, Series A, 6.950% due 5/1/32	2,823,420

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	May 31, 2007

FACE AMOUNT	RATING‡	SECURITY	VALUE
Florida - 9.9% (continued)
$4,265,000	NR	Bonnet Creek Resort Community Development District, 7.375% due 5/1/34	$4,619,933
860,000	AAA	Bradford County, FL, Health Facilities, Refunding, Santa Fe Healthcare Project, 6.050% due 11/15/16 (d)	955,933
2,000,000	AA-	Broward County, FL, Waste & Sewer Utilities, Series A, 5.000% due 10/1/30	2,088,420
255,000	AAA	Cape Coral, FL, Health Facilities Authority Revenue, Cape Coral Medical Center, Refunding, Series A, 8.125% due 11/1/08 (d)	264,116
6,000,000	NR	Capital Projects Finance Authority of Florida, Student Housing Revenue, Capital Projects Loan Program, Florida University, Series A, Call 8/15/10 @ 103, 7.850% due 8/15/31 (c)	6,863,940
		Capital Region Community Development District, Capital Improvement:
950,000	NR	Series A, 6.700% due 5/1/32	1,039,452
920,000	NR	Series A-02, 6.850% due 5/1/31	993,692
4,000,000	AAA	Capital Travel Agency Revenue, Seminole Tribe Convention, Series A, Call 10/1/12 @ 102, 8.950% due 10/1/33 (c)	4,909,680
3,780,000	NR	Century Parc Community Development District, Special Assessment, 7.000% due 11/1/31	3,989,639
2,000,000	AAA	Clay County, FL, School Board, COP, Master Lease Program, MBIA-Insured, Call 7/1/10 @ 101, 5.750% due 7/1/22 (c)	2,128,040
320,000	AAA	Clearwater MFH Revenue, Refunding, Rent Housing Drew Gardens Project, Series A, 6.500% due 10/1/25	321,866
		Collier County, FL:
945,000	Aaa(b)	Health Facilities Authority, Moorings Inc. Project, 11.000% due 12/1/10 (d)	1,072,433
90,000	AAA	Water-Sewer, Refunding, Water Revenue, AMBAC-Insured, 8.875% due 5/1/12 (d)	101,838
		Dade County, FL:
2,530,000	NR	IDR, Miami Cerebral Palsy Services Project, 8.000% due 6/1/22	2,566,255
25,000	AAA	Special Obligation, Miami Beach Convention Center Project, FGIC-Insured, 8.625% due 12/1/07 (d)	25,591
430,000	Aaa(b)	Dunedin, FL, Health Facilities Authority Revenue, Mease Hospital Inc., 7.600% due 10/1/08 (d)	442,216
		Escambia County, FL:
230,000	Aaa(b)	Health Facilities Revenue, Florida Health Care Facility Loan, VHA Program, AMBAC- Insured, 5.950% due 7/1/20	246,070
		Utilities Systems Revenue:
275,000	AAA	MBIA-Insured, 9.750% due 6/1/12 (d)	313,470
3,000,000	AAA	Series B, FGIC-Insured, 6.250% due 1/1/15	3,391,440
1,000,000	BBB	Florida HFA, Vineyards Project, Series H, 6.500% due 11/1/25	1,009,480
		Florida Housing Finance Corporate Revenue:
1,500,000	Aaa(b)	Augustine Club Apartment, Series D-01, MBIA-Insured, Call 10/01/10 @ 102, 5.750% due 10/1/30 (c)	1,615,395
7,500,000	AA	Series G, 4.700% due 7/1/37 (a)	7,260,450
		Florida Municipal Loan Council Revenue, Series C, MBIA-Insured:
1,625,000	AAA	5.250% due 11/1/18	1,732,656
1,805,000	AAA	5.250% due 11/1/20	1,920,051
1,050,000	AAA	Florida State, Broward County Expressway Authority, 10.000% due 7/1/14 (d)	1,324,880
		Florida State Board of Education:
3,220,000	AAA	Series D, 5.250% due 6/1/19	3,423,826
		Capital Outlay, GO, Public Education:
		Series A, Call 6/1/10 @ 101:
4,010,000	AAA	5.125% due 6/1/21 (c)	4,191,132
15,965,000	AAA	5.250% due 6/1/24 (c)	16,742,017
3,000,000	AAA	Series B, FGIC-Insured, 5.000% due 6/1/19	3,145,320
1,000,000	AAA	Florida State Department of Management Services, Facilities Management, Refunding, Florida Facilities Pool, Series A, AMBAC-Insured, 5.000% due 9/1/21	1,057,530

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	May 31, 2007

FACE AMOUNT	RATING‡	SECURITY	VALUE
Florida - 9.9% (continued)
$195,000	AAA	Fort Myers, FL, Improvement Revenue, Refunding, AMBAC-Insured, 10.375% due 10/1/13 (d)	$234,718
1,860,000	AAA	Gainesville, FL, Utilities Systems Revenue, 8.125% due 10/1/14 (d)	2,128,882
		Highlands County, FL, Health Facilities Authority Revenue:
		Adventist Health Systems, Series D:
1,750,000	A+	Call 11/15/12 @ 100, 6.000% due 11/15/25 (c)	1,919,663
2,750,000	A+	Call 11/15/13 @ 100, 5.875% due 11/15/29 (c)	3,035,367
3,000,000	A+	Adventist Sunbelt-Inc., Series A, Call 11/15/11 @ 101, 6.000% due 11/15/31 (c)	3,271,020
		Hillsborough County, FL:
6,000,000	NR	IDA Revenue, National Gypsum Convention, Series A, 7.125% due 4/1/30 (a)	6,468,780
1,750,000	AAA	Utility Refunding Revenue Bonds, MBIA-Insured, 9.875% due 12/1/11 (d)	1,969,222
		Indian River County, FL, School Board COP, MBIA-Insured:
4,225,000	AAA	5.000% due 7/1/19	4,415,970
4,380,000	AAA	5.000% due 7/1/20	4,568,909
10,000,000	AA	Jacksonville, FL, Economic Development Commission Health Care Facilities Revenue, Mayo Clinic, 5.000% due 11/15/36	10,209,400
2,000,000	AAA	Jacksonville, FL, Sales Tax Revenue, Better Jacksonville, MBIA-Insured, 5.250% due 10/1/21	2,130,280
230,000	AAA	Key West, FL, Utilities, Board of Electric Revenue, Refunding, AMBAC-Insured, 9.750% due 10/1/13 (d)	271,421
5,100,000	AAA	Lakeland, FL, Electric & Water Revenue, Refunding, Series A, MBIA-Insured, 5.000% due 10/1/18	5,261,721
		Lee County, FL:
50,000	AAA	Capital Bonds, MBIA-Insured, 7.400% due 10/1/09 (d)	52,157
1,420,000	AAA	HFA, Brittany Phase II Project, Series A, 6.100% due 12/1/20 (a)(e)	1,481,940
1,600,000	AAA	Justice Center, Improvement Revenue Bonds, Series A, MBIA-Insured, 11.125% due 1/1/11 (d)	1,829,216
		Southwest Florida Regional Airport Revenue, MBIA-Insured:
1,180,000	AAA	8.625% due 10/1/09 (d)	1,249,608
705,000	AAA	9.625% due 10/1/09 (d)	756,113
4,095,000	AAA	Transportation Facilities Revenue, Refunding, Series A, AMBAC-Insured, 5.500% due 10/1/17	4,341,355
40,000	AA	Leon County, FL, HFA, GNMA/FNMA Collateralized, Multi-County Program, Series B, 7.300% due 1/1/28 (a)	40,343
		Martin County, FL, IDA Revenue, Indiantown Cogeneration Project:
15,000,000	BB+	Series A, 7.875% due 12/15/25 (a)	15,049,500
6,010,000	BB+	Series B, 8.050% due 12/15/25 (a)	6,030,674
20,000	AAA	Martin Memorial Hospital Association Inc., Stuart Revenue, 8.000% due 10/1/08 (d)	20,620
2,375,000	NR	Mediterra North Community Development District, Series A, 6.800% due 5/1/31	2,552,270
		Miami-Dade County, FL:
		Aviation Revenue, Miami International Airport:
250,000	AAA	Series A, FGIC-Insured, 5.550% due 10/1/13 (a)	263,480
300,000	AAA	Series B, MBIA-Insured, 5.250% due 10/1/17 (a)	316,461
7,000,000	AAA	Expressway Authority, Series B, FGIC-Insured, 5.000% due 7/1/29	7,274,190
275,000	Aaa(b)	HFA, Home Ownership Mortgage, Series A-01, GNMA/FNMA Collateralized, 6.375% due 4/1/33 (a)	277,742
2,250,000	Aaa(b)	Stormwater, MBIA-Insured, 5.000% due 4/1/28	2,350,507
770,000	AAA	North Springs Improvement District, Refunding, Water & Sewer, Series A, MBIA-Insured, 7.000% due 10/1/09	824,393
1,000,000	AAA	Oceanside Housing Development Corp. Inc., MFH, Mortgage Revenue, Refunding, Series A, 6.875% due 2/1/20	1,003,730

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	May 31, 2007

FACE AMOUNT	RATING‡	SECURITY	VALUE
Florida - 9.9% (continued)
		Orange County, FL:
		Health Facilities Authority Revenue:
$2,000,000	A	Bonds, Orlando Regional Healthcare, Call 12/1/12 @ 100, 5.750% due 12/1/32 (c)	$2,181,240
20,000	A	Hospital Healthcare, Series E, Call 10/1/09 @ 101, 6.000% due 10/1/26 (c)	21,165
		Southern Adventist Hospital, Adventist Health Systems:
2,025,000	Aaa(b)	8.750% due 10/1/09 (d)	2,147,816
3,000,000	A+	Call 11/15/10 @ 101, 6.500% due 11/15/30 (c)	3,275,310
980,000	A	Unrefunded Balance, Hospital Healthcare, Series E, 6.000% due 10/1/26	1,031,930
		School Board, COP:
25,250,000	Aaa(b)	AMBAC-Insured, 5.500% due 8/1/25 (h)	26,361,000
18,500,000	Aaa(b)	Series A, MBIA-Insured, Call 8/1/09 @ 101, 5.250% due 8/1/23 (c)	19,239,260
		Tourist Development Tax Revenue:
2,000,000	AAA	Refunding, AMBAC-Insured, 5.000% due 10/1/21	2,101,240
4,500,000	AAA	Senior Lien, AMBAC-Insured, Call 4/01/12 @ 100, 5.125% due 10/1/25 (c)	4,743,990
		Orlando, FL:
935,000	NR	Urban Community Development, Capital Improvement, Series A, 6.950% due 5/1/33	1,011,455
		Utilities Commission, Water & Electric Revenue:
2,740,000	AA	Refunding, 5.000% due 10/1/23 (h)	2,840,777
		Series C:
90,000	AA	5.250% due 10/1/21 (h)	95,031
540,000	Aa1(b)	Call 10/1/12 @ 100, 5.250% due 10/1/21 (c)(h)	574,700
107,000	AAA	Osceola County, FL, IDA, Community Provider Pooled Loan Program, Series A, FSA-Insured, 7.750% due 7/1/10	107,150
		Palm Beach County, FL:
2,355,000	AAA	Health Facilities Authority Revenue, John F. Kennedy Memorial Hospital Inc. Project, 9.500% due 8/1/13 (d)	2,747,908
2,070,000	AAA	Public Improvement Revenue, Convention Center Project, FGIC-Insured, Call 11/1/11 @ 100, 5.125% due 11/1/20 (c)	2,175,943
2,100,000	AAA	Palm Coast, FL, Utilities Systems Revenue, MBIA-Insured, 5.000% due 10/1/27	2,181,669
2,385,000	NR	Panther Trace, FL, Community Development, Special Assessment, Series A, 7.250% due 5/1/33	2,643,248
500,000	A+	Pasco County, FL, HFA, Housing Pasco Woods Apartments Project, Series A, 5.700% due 8/1/19 (a)	516,750
4,000,000	Aa3(b)	Pinellas County, FL, Health Facilities Authority Revenue, Baycare Health System, Call 5/15/13 @ 100, 5.500% due 11/15/33 (c)	4,329,920
		Polk County, FL:
1,000,000	Aaa(b)	Transportation Improvement Revenue, FSA-Insured, Call 12/1/10 @ 101, 5.250% due 12/1/22 (c)	1,054,720
2,025,000	Aaa(b)	Utilities Systems Revenue, FGIC-Insured, 5.000% due 10/1/24	2,108,308
2,220,000	NR	Port St. Lucie, FL, South Lennard Special Assessment, Series A, 7.125% due 9/1/21	2,300,342
960,000	NR	Renaissance Community Development District, Florida Capital Improvement Revenue, Series A, 7.000% due 5/1/33	1,058,006
5,955,000	NR	Reunion East Community Development District, Special Assessment, Series A, 7.375% due 5/1/33	6,676,091
1,440,000	AAA	Rivercrest Community Development District, Call 5/1/11 @ 101, 7.000% due 5/1/32 (c)	1,615,363
1,085,000	B-	Santa Rosa, FL, Bay Bridge Authority Revenue, 6.250% due 7/1/28	1,096,794
		Sarasota County, FL, Public Hospital, Refunding, Sarasota Memorial Hospital, Series B, MBIA-Insured:
5,000,000	AAA	5.250% due 7/1/24	5,524,650
3,485,000	AAA	5.500% due 7/1/28	3,925,434
2,000,000	A	South Lake County, FL, Hospital District, South Lake Hospital Inc., 6.000% due 10/1/22	2,084,240

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	May 31, 2007

FACE AMOUNT	RATING‡	SECURITY	VALUE
Florida - 9.9% (continued)
$2,000,000	AAA	St. Lucie West, FL, Services District, Special Assessment Revenue, Port St. Lucie, Refunding, Senior Lien, Water Management Benefit, Series A, MBIA-Insured, 5.250% due 5/1/25	$2,081,320
		Sunrise, FL, Utilities Systems Revenue, Refunding, AMBAC-Insured:
3,000,000	AAA	5.200% due 10/1/22	3,262,290
2,000,000	AAA	5.000% due 10/1/28	2,118,820
30,000	AAA	Tallahassee, FL, Capital Bonds Revenue, Series 1981, AMBAC-Insured, 9.250% due 11/15/07 (d)	30,719
195,000	AAA	Tamarac, FL, Water & Sewer Utilities Revenue, AMBAC-Insured, 9.250% due 10/1/10 (d)	212,651
		Tampa, FL:
1,105,000	AAA	Guaranteed Entitlement Revenue, MBIA-Insured, 9.750% due 10/1/08 (d)	1,155,145
1,000,000	AAA	Sales Tax Revenue, Series A, AMBAC-Insured, 5.375% due 10/1/21	1,060,810
		Sports Authority Revenue, Guaranteed Parking Tampa Bay Arena Project, MBIA-Insured:
500,000	AAA	6.050% due 10/1/20	586,270
1,000,000	AAA	6.100% due 10/1/26	1,211,860
2,465,000	AAA	Water & Sewer Revenue, 6.900% due 10/1/16 (d)	2,806,427
1,000,000	AAA	University of Central Florida, Athletics Association Inc., Series A, FGIC-Insured, 5.250% due 10/1/34	1,061,650
		Village Center Community Development District:
1,100,000	AAA	Florida Recreational Revenue, Series A, MBIA-Insured, 5.200% due 11/1/25	1,155,209
1,000,000	AAA	MBIA-Insured, 5.250% due 10/1/23	1,071,730
1,065,000	NR	Waterchase Community Development District, Series A, Call 5/01/11 @ 101, 6.700% due 5/1/32 (c)	1,160,520
		West Orange Healthcare District, FL, Series A:
2,000,000	A	5.650% due 2/1/22	2,082,720
2,000,000	A	5.800% due 2/1/31	2,086,420
165,000	AAA	West Palm Beach, FL, IDR, 11.375% due 6/1/11 (d)	189,450
2,370,000	AAA	Westcoast Regional Water Supply Authority, Hillsborough County Project, AMBAC-Insured, Call 10/1/10 @ 100, 10.400% due 10/1/13 (c)	2,640,085

		Total Florida	307,925,379

Georgia - 2.7%
430,000	AAA	Acworth Housing Authority Revenue, Wingate Falls Apartments Project, LIQ-FHLMC, 6.125% due 3/1/17 (a)	440,023
1,000,000	Aaa(b)	Albany-Dougherty Inner City Authority, COP, Public Purpose Project, AMBAC-Insured, 5.625% due 1/1/16	1,046,100
		Association County Commissioners of Georgia Leasing Program COP:
665,000	Aaa(b)	Public Purpose Project, AMBAC-Insured, Call 7/1/10 @ 101, 5.625% due 7/1/20 (c)	705,784
335,000	AAA	Unrefunded Balance, Public Purpose Project, AMBAC-Insured, 5.625% due 7/1/20	353,844
1,000,000	A	Atlanta Development Authority Student Housing Revenue, ADA/CAU Partners Inc., Series A, ACA-Insured, 6.250% due 7/1/24	1,120,210
		Atlanta, GA:
1,000,000	AAA	Airport Revenue, Series A, FGIC-Insured, Call 1/1/10 @ 101, 5.500% due 1/1/26 (c)	1,050,330
		Water & Wastewater Revenue:
1,000,000	AAA	Series A, FGIC-Insured, 5.500% due 11/1/19	1,110,330
1,000,000	AAA	Series A, MBIA-Insured, 5.500% due 11/1/27	1,170,290
2,000,000	AAA	Augusta, GA, Water & Sewer Revenue, FSA-Insured, 5.250% due 10/1/26	2,093,200
1,000,000	Aaa(b)	Bulloch County, GA, Development Authority, Student Housing Lease Revenue, Georgia Southern University Project, AMBAC-Insured, 5.000% due 8/1/22	1,038,560

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	May 31, 2007

FACE AMOUNT	RATING‡	SECURITY	VALUE
Georgia - 2.7% (continued)
$500,000	A	Cartersville, GA, Development Authority Revenue, Sewer Facilities, Anheuser-Busch Company, Inc. 6.125% due 5/1/27 (a)	$506,175
1,000,000	BBB+	Chatham County Hospital Authority Revenue, Memorial Health Medical Center, Series A, 6.125% due 1/1/24	1,060,870
500,000	AA	Clayton County & Clayton County, GA, Water Authority, Water & Sewage Revenue, Call 5/1/11 @ 101, 5.625% due 5/1/20 (c)	536,375
95,000	Aaa(b)	Cobb County, GA, Kennestone Hospital Authority Revenue, 9.500% due 2/1/08 (d)	98,489
1,000,000	AAA	Cobb-Marietta Counties, GA, Coliseum & Exhibit Hall Authority Revenue, MBIA-Insured, 5.625% due 10/1/26	1,162,980
		Columbia County, GA, Water & Sewer Revenue:
1,000,000	AAA	FGIC-Insured, 5.500% due 6/1/25	1,037,860
65,000	AAA	MBIA-Insured, 9.750% due 12/1/08 (d)	67,590
745,000	Aaa(b)	Columbus, GA, Medical Center Hospital Authority Revenue, Certificates of Anticipation, 7.750% due 7/1/10 (d)	786,765
		De Kalb County, GA, Housing Authority, MFH Revenue:
100,000	Aa2(b)	Friendly Hills Apartments, Series A, FHA-Insured, 7.050% due 1/1/39 (a)	100,008
1,000,000	Aaa(b)	Snapwoods Project, Series A, GNMA-Collateralized, 5.500% due 12/20/32	1,025,590
1,000,000	AAA	Douglasville-Douglas County, GA, Water and Sewer Authority, MBIA-Insured, 5.000% due 6/1/28	1,050,070
2,000,000	AAA	East Point, GA, Building Authority Revenue, FSA-Insured, zero coupon bond to yield 6.249% due 2/1/20	1,001,760
		Fulton County, GA:
1,000,000	AAA	Facilities Corp., COP, Fulton County Public Purpose Project, AMBAC-Insured, 5.500% due 11/1/18	1,057,650
1,000,000	AAA	Housing Authority, MFH Revenue, Concorde Place Apartment Project, Series A, Call 7/1/08 @ 100, 6.300% due 7/1/16 (a)(c)	1,025,880
660,000	BBB(i)	Residential Care Facilities, Canterbury Court Project, Call 10/1/09 @ 102, 6.300% due 10/1/24 (c)	708,550
		Water & Sewer Revenue, FGIC-Insured:
290,000	AAA	6.375% due 1/1/14 (d)	317,504
10,000	AAA	6.375% due 1/1/14	10,944
		Georgia Municipal Electric Authority:
		Power Revenue:
8,065,000	AAA	Refunding, Series A, FSA-Insured, 5.000% due 1/1/18	8,435,345
500,000	AAA	Series EE, AMBAC-Insured, 7.250% due 1/1/24	678,560
1,500,000	A	Power System Revenue, Series X, 6.500% due 1/1/12	1,583,460
		Georgia Private Colleges & Universities Authority Revenue, Mercer University Project:
9,785,000	Baa2(b)	Call 10/1/11 @ 102, 5.750% due 10/1/31 (c)	10,667,705
2,000,000	Baa2(b)	Series A, 5.250% due 10/1/20	2,043,080
		Georgia State:
1,000,000	AAA	GO, Series B, 5.750% due 8/1/17	1,147,520
7,000,000	AAA	HFA, Revenue, Single Family, Series C, Subseries C-2, 4.600% due 12/1/37 (a)	6,669,320
1,000,000	AAA	Habersham County, GA, GO, School District, MBIA-Insured, 5.000% due 4/1/22	1,061,440
500,000	AA+	Jefferson, GA, GO, 5.900% due 2/1/25	528,830
1,000,000	AAA	Lawrenceville Housing Authority, MFH Revenue, Knollwood Park Apartments Project, FNMA-Collateralized, 6.250% due 12/1/29 (a)(e)	1,021,970
		Metropolitan Atlanta, GA, Rapid Transit Authority, Sales Tax Revenue:
250,000	AAA	Refunding, Series P, AMBAC-Insured, 6.250% due 7/1/20	288,732
1,520,000	AAA	Refunding, Third Indenture, Series A, AMBAC-Insured, 5.000% due 7/1/19	1,621,536
500,000	AAA	Milledgeville, GA, Water & Sewer Revenue, FSA-Insured, 6.000% due 12/1/21	589,505

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND INC.

Schedule of Investments (unaudited) (continued)	May 31, 2007

FACE AMOUNT	RATING‡	SECURITY	VALUE
Georgia - 2.7% (continued)
$500,000	A	Monroe County, GA, Development Authority, PCR, Oglethorpe Power Corp. Scherer Project, Series A, 6.800% due 1/1/12	$556,845
1,500,000	AAA	Municipal Electric Authority of Georgia, Combustion Turbine Project, Series A, MBIA-Insured, 5.250% due 11/1/22	1,586,550
1,000,000	Aaa(b)	Newton County Hospital Authority Revenue, Newton Health Systems Project, AMBAC-Insured, 6.100% due 2/1/24	1,058,230
		Private Colleges & Universities Authority Revenue:
		Emory University Project, Series A:
2,000,000	AA	Call 11/1/09 @ 101, 5.500% due 11/1/31 (c)	2,098,480
1,000,000	AA	Call 11/1/10 @ 101, 5.500% due 11/1/24 (c)	1,061,930
2,000,000	BBB	Mercer Housing Corp. Project, Series A, 6.000% due 6/1/31	2,113,920
500,000	Baa2(b)	Mercer University Project, Call 10/1/11 @ 102, 5.750% due 10/1/21 (c)	545,105
2,000,000	BBB	Richmond County, GA, Development Authority, Environmental Improvement Revenue, International Paper Company Project, Series A, 6.250% due 2/1/25 (a)	2,097,060
		Rockdale County, GA:
4,000,000	NR	Development Authority, Solid Waste Authority Revenue, Visy Paper, Inc. Project, 7.500% due 1/1/26 (a)	4,002,760
1,000,000	AAA	Water & Sewer Authority Revenue, Series A, MBIA-Insured, Call 1/1/10 @ 101, 5.500% due 7/1/25 (c)	1,050,330
		Savannah, GA, EDA:
500,000	Baa3(b)	PCR, Union Camp Corp. Project, 6.150% due 3/1/17	555,680
		Revenue, College of Arts & Design, Inc. Project, Call 10/1/09 @ 102:
1,000,000	NR	6.800% due 10/1/19 (c)	1,081,070
4,500,000	NR	6.900% due 10/1/29 (c)	4,874,715
1,000,000	A	Student Housing Revenue, University Financing Foundation Project, Series A, ACA-Insured, 6.750% due 11/15/20	1,090,190
1,175,000	Aaa(b)	Ware County Hospital Authority Revenue, Certificate of Anticipation, MBIA-Insured, 5.500% due 3/1/21	1,250,329

		Total Georgia	83,043,928

Hawaii - 0.9%
		Hawaii State:
2,500,000	AAA	Airports Systems Revenue, Refunding Series A, FGIC-Insured, 5.750% due 7/1/21	2,649,600
		Department of Budget & Finance:
960,000	AAA	Hawaiian Electric Co., Inc., Series A, MBIA-Insured, 5.650% due 10/1/27 (a)	1,027,709
		Special Purpose Revenue, Kaiser Permanente, Series A:
15,545,000	AAA	5.100% due 3/1/14 (d)	15,989,432
4,000,000	AAA	5.150% due 3/1/15 (d)	4,107,480
3,850,000	AAA	Honolulu, HI, City & County, GO, Series A, FSA-Insured, Call 9/1/11 @ 100, 5.250% due 9/1/24 (c)	4,060,248

		Total Hawaii	27,834,469

Illinois - 3.5%
		Chicago, IL:
1,000,000	AAA	Board of Education, School Reform, Series A, MBIA-Insured, Call 12/1/11 @ 100, 5.500% due 12/1/28 (c)	1,067,850
500,000	Aaa(b)	Metropolitan Water Reclamation District, Greater Chicago, GO, Capital Improvement Bonds, 7.000% due 1/1/11 (d)	535,830
		O’Hare International Airport:
3,000,000	AAA	General Airport, Third Lein-B2, XLCA-Insured, 6.000% due 1/1/29 (a)	3,278,430
1,250,000	AAA	Revenue, Refunding Bonds, Lien A-2, FSA-Insured, 5.750% due 1/1/19 (a)	1,357,238

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	May 31, 2007

FACE AMOUNT	RATING‡	SECURITY	VALUE
Illinois - 3.5% (continued)
		Single-Family Mortgage Revenue:
$240,000	Aaa(b)	Series A, FNMA/GNMA-Collateralized, 6.350% due 10/1/30 (a)	$251,479
65,000	AAA	Series C, FHLMC/FNMA/GNMA-Collateralized, 7.000% due 3/1/32 (a)	65,299
53,185,000	AAA	Skyway Toll Bridge Revenue, AMBAC-Insured, Call 1/1/11 @ 101, 5.500% due 1/1/31 (c)	56,605,327
3,585,000	AAA	Wastewater Transmission Revenue, Second Lien, MBIA-Insured, Call 1/1/10 @ 101, 5.750% due 1/1/25 (c)	3,787,194
500,000	AAA	Cook County, IL, GO, Refunding, Series B, MBIA-Insured, 5.250% due 11/15/18	532,555
		Illinois Health Facilities Authority Revenue:
455,000	AAA	Methodist Medical Center of Illinois Project, 9.000% due 10/1/10 (d)	491,855
3,000,000	A	Order of Saint Francis Healthcare System, Call 11/15/09 @ 101, 6.250% due 11/15/29 (c)	3,198,030
1,500,000	A	Passavant Memorial Area Hospital, Call 10/1/10 @ 101, 6.000% due 10/1/24 (c)	1,614,255
1,830,000	AAA	Illinois Housing Development Authority, MFH Revenue, Series A-1, GNMA-Collateralized, 5.750% due 12/20/32	1,966,152
6,000,000	AAA	Illinois State Toll Highway Authority, Toll Highway Revenue, Senior Priority, Series A-1, FSA-Insured, 5.000% due 1/1/22	6,335,640
		Illinois State:
2,750,000	AAA	COP, Department of Central Management Services, MBIA-Insured, 5.650% due 7/1/17	2,794,935
		GO, First Series:
		FGIC-Insured:
1,500,000	AAA	6.100% due 1/1/20	1,575,840
4,000,000	AAA	5.125% due 2/1/22	4,161,640
10,000,000	AAA	MBIA-Insured, Call 6/1/10 @ 100, 5.625% due 6/1/25 (c)	10,511,000
1,000,000	AAA	Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, McCormick Place Expansion, Series A, MBIA-Insured, 5.500% due 6/15/23	1,074,000
1,045,000	AAA	Regional Transportation Authority, Series C, FGIC-Insured, 7.750% due 6/1/20	1,360,224
3,430,000	AAA	University of Illinois Revenue, Auxiliary Facilities Systems, Series A, MBIA-Insured, Call 4/1/10 @ 101, 5.750% due 4/1/19 (c)	3,638,030
2,000,000	A	West Chicago, IL, IDR, Leggett & Platt, Inc. Project, 6.900% due 9/1/24 (a)	2,003,060
750,000	Aaa(b)	Will County, IL, GO, Community Consolidated School District No. 30-C, Troy Township, Series B, FSA-Insured, 5.250% due 2/1/20	801,555

		Total Illinois	109,007,418

Indiana - 1.6%
1,885,000	AAA	Indiana Bond Bank, Special Program, Series A, AMBAC-Insured, 9.750% due 8/1/09 (d)	1,987,921
3,000,000	BBB-	Indiana Health Facility Financing Authority, Hospital Revenue, Community Foundation Northwest, Series A, 6.375% due 8/1/31	3,215,730
36,625,000	Baa1(b)	Indiana State DFA Environment Improvement Revenue, USX Corp. Project, 5.250% due 12/1/22	38,640,107
3,685,000	AA	Indianapolis, IN, Local Public Improvement Bond Bank, Series D, 6.750% due 2/1/14 (d)	4,107,154
2,000,000	NR	North Manchester, IN, Industrial Revenue, Peabody Retirement Community Project, Series A, 7.125% due 7/1/22	2,128,760

		Total Indiana	50,079,672

Iowa - 0.2%
		Iowa Finance Authority Revenue:
3,000,000	AA	Catholic Health Initiatives, Series A, 6.000% due 12/1/18	3,207,210
3,000,000	A1(b)	Health Care Facilities, Genesis Medical Center, 6.250% due 7/1/25	3,175,410

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	May 31, 2007

FACE AMOUNT	RATING‡	SECURITY	VALUE
Iowa - 0.2% (continued)
$55,000	AAA	Iowa Finance Authority Single Family Revenue, Mortgage-Backed Securities Program, Series A, FNMA/GNMA-Collateralized, 6.000% due 7/1/13	$56,258

		Total Iowa	6,438,878

Kansas - 0.7%
		Johnson County, KS, USD, No. 231, GO, Refunding & Improvement, Series A, FSA-Insured:
1,695,000	AAA	5.000% due 10/1/18	1,755,037
1,030,000	AAA	Call 4/1/11 @ 100, 5.000% due 10/1/18 (c)	1,072,786
		Junction City, KS, GO, Refunding and Improvement, Series DP, AMBAC-Insured:
1,380,000	AAA	5.000% due 9/1/19	1,478,146
1,325,000	AAA	5.000% due 9/1/20	1,413,523
2,575,000	Aaa(b)	Kansas State DFA Revenue, Public Water Supply Revolving Loan, Series 2, AMBAC-Insured, 5.625% due 4/1/23	2,705,449
1,000,000	BBB-(i)	Overland Park, KS, Development Corp. Revenue, First Tier, Series A, 7.375% due 1/1/32	1,072,610
5,000,000	AAA	Sedgwick County, KS, USD, No. 261, GO, Refunding & School Improvement, FSA-Insured, 5.000% due 11/1/32	5,303,900
100,000	Aaa(b)	Sedgwick Shawnee Counties, KS, Single-Family Mortgage Revenue, Mortgage-Backed Securities, Series A-1, GNMA-Collateralized, 6.875% due 12/1/26 (a)(e)	101,309
		Wyandotte County, Kansas City, KS:
		School District No. 204, Bonner Springs:
1,445,000	Aaa(b)	Series A, FSA-Insured, Call 9/1/10 @100, 5.600% due 9/1/20 (c)	1,523,478
555,000	Aaa(b)	Unrefunded Balance, Series A, FSA-Insured, 5.600% due 9/1/20	582,378
5,635,000	AAA	Unified Government Utilities Systems Revenue, Refunding, Series 2004, AMBAC-Insured, 5.650% due 9/1/17	6,389,245

		Total Kansas	23,397,861

Kentucky - 0.4%
3,055,000	AAA	Kentucky Housing Corp. Housing Revenue, Series E, 4.700% due 7/1/22 (a)	3,044,766
		Kentucky Infrastructure Authority, Series A:
1,200,000	A+	5.000% due 6/1/19	1,242,492
1,250,000	A+	5.000% due 6/1/20	1,292,400
		Kentucky State Property & Buildings Commission Revenue:
1,835,000	AAA	Project No. 66, Series A, MBIA-Insured, Call 5/1/10 @ 100, 5.700% due 5/1/17 (c)	1,929,980
5,175,000	AAA	Project No. 87, FGIC-Insured, 5.000% due 3/1/23	5,485,810

		Total Kentucky	12,995,448

Louisiana - 0.1%
1,000,000	Aaa(b)	Louisiana Local Government Environmental Facilities & CDA Revenue, Refunding Bonds, Sharlo Apartments, Series A, GNMA-Collateralized, 6.500% due 6/20/37	1,095,670
1,000,000	BBB	Rapides, LA, Finance Authority, Environmental Improvement Revenue, International Paper Co. Project, Series A, 6.550% due 11/15/23 (a)	1,045,250
1,500,000	BBB-	St. Charles Parish, LA, PCR, Refunding, Union Carbide Corp. Project, 5.100% due 1/1/12	1,526,220

		Total Louisiana	3,667,140

Maine - 0.1%
3,385,000	AAA	University of Maine System Revenue, Series A, AMBAC-Insured, Call 9/1/10 @ 100, 5.500% due 3/1/30 (c)	3,530,284

Maryland - 1.3%
3,000,000	A	Maryland HEFA Revenue, University of Maryland Medical System, Series A, 5.000% due 7/1/36	3,034,800

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	May 31, 2007

FACE AMOUNT	RATING‡	SECURITY	VALUE
Maryland - 1.3% (continued)
		Maryland State:
$2,300,000	NR	Economic Development Corp. Revenue, Health & Mental Hygiene Program, Series A, 7.750% due 3/1/25	$2,461,989
		Health & Higher EFA Revenue:
5,000,000	AA-	The Johns Hopkins Hospital Issue, 5.000% due 11/15/24	5,180,800
2,000,000	A	University of Maryland Medical System, Series A, 5.000% due 7/1/31	2,032,020
		Transportation Authority:
5,000,000	AAA	Grant & Revenue Anticipation, Refunding, 5.000% due 3/1/18	5,378,850
4,470,000	AAA	Lease Revenue, Metrorail Parking Projects, AMBAC-Insured, 5.000% due 7/1/24	4,672,804
2,710,000	AAA	Parking Revenue, Baltimore/Washington International Airport Project, Series A, AMBAC-Insured, 5.000% due 3/1/22	2,832,682
		Montgomery County, MD, Housing Opportunities Commission Revenue, Series A:
2,725,000	A2(b)	5.550% due 11/1/22	2,816,860
12,980,000	A2(b)	5.650% due 11/1/33	13,450,784

		Total Maryland	41,861,589

Massachusetts - 3.1%
630,000	AAA	Boston, MA, Water & Sewer Commission Revenue, 10.875% due 1/1/09 (d)	674,541
		Massachusetts Bay Transportation Authority, Sales Tax Revenue, Senior Series A, Call 7/1/10 @ 100:
3,235,000	AAA	5.500% due 7/1/30 (c)	3,392,965
765,000	AAA	Refunded Balance, 5.500% due 7/1/30 (c)	802,355
		Massachusetts State:
		DFA Revenue:
1,000,000	AA	May Institute Issue Inc., Radian-Insured, 5.750% due 9/1/29	1,044,800
1,000,000	Aaa(b)	Merrimack College Issue, MBIA-Insured, 5.000% due 7/1/22	1,038,950
2,200,000	A2(b)	Visual & Performing Arts Project, 6.000% due 8/1/21	2,568,214
		GO, Consolidated Loan, Series C, Call 11/1/12 @ 100:
12,240,000	AA	5.250% due 11/1/30 (c)	13,025,686
6,760,000	AA	Refunded Balance, 5.250% due 11/1/30 (c)	7,193,924
		HEFA Revenue:
1,000,000	AA	Berkshire Health Systems, Series E, Radian-Insured, 5.700% due 10/1/25	1,071,520
3,000,000	BBB	Caritas Christi Obligation, Series B, 6.750% due 7/1/16	3,344,220
15,000,000	AAA	Harvard University, Series FF, 5.000% due 7/15/22	15,658,350
5,000,000	AAA	New England Medical Center Hospital, Series H, FGIC-Insured, 5.000% due 5/15/22	5,149,800
3,000,000	AA	Partners Healthcare System, Series B, 5.250% due 7/1/13	3,114,780
		University of Massachusetts:
5,030,000	AAA	Lowell Campus, Series B, FGIC-Insured, Call 10/1/11 @ 100, 5.250% due 10/1/31 (c)	5,313,793
1,250,000	BBB	Memorial Health Care Inc., Series C, 6.625% due 7/1/32	1,348,263
9,000,000	AAA	Project, Series C, MBIA-Insured, Call 10/1/12 @ 100, 5.250% due 10/1/31 (c)	9,600,660
		Worcester Campus, Series B, FGIC-Insured:
1,055,000	AAA	5.125% due 10/1/20	1,101,620
765,000	AAA	5.125% due 10/1/21	797,880
885,000	AAA	5.125% due 10/1/22	921,966
660,000	AAA	5.125% due 10/1/23	687,568
		Call 10/1/11 @ 100:
815,000	AAA	5.125% due 10/1/20 (c)	856,964
585,000	AAA	5.125% due 10/1/21 (c)	615,122
680,000	AAA	5.125% due 10/1/22 (c)	715,013
510,000	AAA	5.125% due 10/1/23 (c)	536,260

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	May 31, 2007

FACE AMOUNT	RATING‡	SECURITY	VALUE
Massachusetts - 3.1% (continued)
$5,000,000	AAA	5.250% due 10/1/31 (c)	$5,282,100
855,000	AAA	IFA Revenue, Refunding Bonds, Chelsea Jewish Nursing Home, Series A, FHA-Insured, 6.500% due 8/1/37	900,725
5,000,000	AAA	Special Obligation Revenue, Consolidated Loan, Series A, FGIC-Insured, Call 6/1/12 @ 100, 5.000% due 6/1/21 (c)	5,254,100
		Water Pollution Abatement Trust:
245,000	AAA	Pool Program, Series 9, Unrefunded Balance, 5.250% due 8/1/28	260,864
755,000	Aaa(b)	Pool Program, Series 9, Call 8/1/13 @ 100, 5.250% due 8/1/28 (c)	811,119
2,000,000	AAA	University of Massachusetts Building Authority, Project Revenue, Refunding, Senior Lien, Series 04-1, AMBAC-Insured, Call 11/1/14 @ 100, 5.250% due 11/1/26 (c)	2,170,800

		Total Massachusetts	95,254,922

Michigan - 5.6%
4,000,000	AA	Byron Center, MI, Public Schools, GO, Q-SBLF-Insured, 5.000% due 5/1/22	4,132,200
3,000,000	AAA	Detroit, MI, Water Supply Systems, Senior Lien, Series A, FGIC-Insured, Call 1/1/10 @ 101, 5.750% due 7/1/26 (c)	3,166,950
3,825,000	AA	Dundee, MI, Community School District, GO, School Building & Site, Q-SBLF-Insured, Call 5/1/10 @ 100, 5.500% due 5/1/30 (c)	3,996,781
		East Lansing, MI, Community School District, GO, School Building & Site, Q-SBLF-Insured, Call 5/1/10 @ 100:
1,000,000	AA	5.400% due 5/1/18 (c)	1,042,750
2,800,000	AA	5.450% due 5/1/19 (c)	2,923,508
1,900,000	AA	5.500% due 5/1/21 (c)	1,986,393
4,000,000	AA	5.625% due 5/1/30 (c)	4,195,520
4,075,000	AAA	Galesburg-Augusta, MI, Community Schools, GO, FGIC/Q-SBLF-Insured, Call 5/1/10 @ 100, 5.375% due 5/1/27 (c)	4,246,395
		Grand Rapids, MI, Water Supply, Refunding, FGIC-Insured:
1,000,000	AAA	5.250% due 1/1/17	1,047,300
3,500,000	AAA	5.250% due 1/1/18	3,661,980
1,000,000	AAA	Grand Valley, MI, State University Revenue, Refunding General, MBIA-Insured, Call 10/1/07 @ 101, 5.250% due 10/1/17 (c)	1,014,870
1,990,000	AA	Haslett, MI, Public School District, Building & Site, Q-SBLF-Insured, Call 11/1/11 @ 100, 5.000% due 5/1/22 (c)	2,081,858
1,000,000	AAA	Lake Superior, MI, State University Revenue, AMBAC-Insured, 5.500% due 11/15/21	1,059,250
		Michigan State:
5,530,000	AAA	COP, AMBAC-Insured, Call 6/1/10 @ 100, 5.500% due 6/1/27 (c)	5,788,472
		Hospital Finance Authority Revenue:
		Refunding:
		OSF Healthcare Systems, Call 11/15/09 @ 101:
5,355,000	A	6.125% due 11/15/19 (c)(g)	5,695,578
2,500,000	A	6.250% due 11/15/24 (c)	2,666,250
10,000,000	A+	Sparrow Hospital Obligated, 5.000% due 11/15/36	10,121,500
30,000,000	AA-	Trinity Health, Series C, 5.375% due 12/1/30	31,382,700
10,000,000	AAA	Housing Development Authority Rental Housing Revenue, Series B, FSA-Insured, 4.950% due 4/1/44 (a)	9,882,300
40,000,000	BB-	Midland County, MI, Economic Development Corp., Refunding, Subordinated, Limited Obligation, Series A, 6.875% due 7/23/09 (a)	40,591,600
		Midland, MI, GO, AMBAC-Insured:
1,000,000	AAA	5.150% due 5/1/18	1,027,070
1,030,000	AAA	5.200% due 5/1/19	1,063,547
1,340,000	AAA	5.250% due 5/1/21	1,385,091
1,500,000	AA	Montague, MI Public Schools District, GO, Refunding, Building & Site, Q-SBLF-Insured, Call 11/1/11 @ 100, 5.000% due 5/1/22 (c)	1,569,240
3,555,000	AA	Newaygo, MI, GO, Public Schools, Q-SBLF-Insured, Call 5/1/10 @ 100, 5.625% due 5/1/26 (c)	3,726,742

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	May 31, 2007

FACE AMOUNT	RATING‡	SECURITY	VALUE
Michigan - 5.6% (continued)
		Saline, MI, Area Schools, GO, Series A, Q-SBLF-Insured, Call 5/1/10 @ 100:
$3,145,000	AA	5.750% due 5/1/18 (c)	$3,307,659
5,150,000	AA	5.375% due 5/1/19 (c)	5,363,776
4,305,000	AA	5.375% due 5/1/21 (c)	4,483,701
5,150,000	AA	5.375% due 5/1/22 (c)	5,363,776
		Stockbridge, MI, GO, Community Schools, Series A, Q-SBLF-Insured, Call 5/1/10 @ 100:
800,000	AA	5.400% due 5/1/16 (c)	834,200
825,000	AA	5.450% due 5/1/17 (c)	861,391
600,000	AA	5.500% due 5/1/21 (c)	627,282
1,325,000	AA	5.625% due 5/1/26 (c)	1,389,766
2,250,000	AAA	West Bloomfield, MI, School District, School Building & Site, MBIA-Insured, Call 5/1/11 @ 100, 5.125% due 5/1/21 (c)	2,353,028

		Total Michigan	174,040,424

Minnesota - 2.8%
1,500,000	Aaa(b)	Columbia Heights, MN, MFH Revenue, Crest View, Series A-1, GNMA-Collateralized, 6.625% due 4/20/43	1,656,675
2,500,000	AAA	Dakota County, MN, CDA, MFH Revenue, Southfork Apartments, FNMA-Collateralized, 5.625% due 2/1/26	2,587,700
		Eden Prairie, MN, MFH Revenue, Rolling Hills Project, Series A, GNMA-Collateralized:
1,000,000	Aa2(b)	6.150% due 8/20/31	1,080,080
1,000,000	Aa2(b)	6.200% due 2/20/43	1,071,510
		Elk River, MN, ISD No. 728, GO, Series A, MBIA-Insured:
9,500,000	Aaa(b)	5.375% due 2/1/20	9,972,625
4,250,000	Aaa(b)	5.500% due 2/1/21	4,479,373
		Hennepin County, MN, Lease Revenue, COP:
2,955,000	AA+	5.000% due 11/15/14	3,002,664
3,105,000	AA+	5.000% due 11/15/15	3,152,879
		Minneapolis & St. Paul, MN, Metropolitan Airports Commission, Airport Revenue:
		Series A, FGIC-Insured:
15,720,000	AAA	Call 1/1/09 @ 101, 5.125% due 1/1/25 (c)	16,202,132
2,500,000	AAA	Call 1/1/11 @ 100, 5.250% due 1/1/25 (c)	2,618,250
		Subordinated Series C, FGIC-Insured, Call 1/1/11 @ 100:
8,000,000	AAA	5.250% due 1/1/26 (c)	8,378,400
7,750,000	AAA	5.250% due 1/1/32 (c)	8,116,575
		Minneapolis, MN:
2,750,000	A-	Health Care System Revenue, Allina Health Systems, Series A, 6.000% due 11/15/18	2,980,258
470,000	AAA	Hospital Revenue, St. Mary’s Hospital & Rehabilitation, 10.000% due 6/1/13 (d)	552,447
500,000	A2(b)	Minnesota State Higher EFA Revenue, St. Johns University, Series 4-L, Call 10/1/07 @ 100, 5.350% due 10/1/17 (c)	502,670
		Minnesota State, GO:
7,400,000	AAA	5.250% due 8/1/18	7,601,132
6,375,000	AAA	5.250% due 8/1/19	6,546,934
		Rochester, MN, Electric Utilities Revenue, Call 12/1/10 @ 100:
1,210,000	Aa2(b)	5.100% due 12/1/17 (c)	1,256,936
1,270,000	Aa2(b)	5.125% due 12/1/18 (c)	1,318,603
1,335,000	Aa2(b)	5.200% due 12/1/19 (c)	1,388,881
1,405,000	Aa2(b)	5.250% due 12/1/20 (c)	1,462,127

		Total Minnesota	85,928,851

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	May 31, 2007

FACE AMOUNT	RATING‡	SECURITY	VALUE
Mississippi - 1.2%
$1,700,000	BBB	Adams County, MS, Environmental Improvement Revenue, Refunding Bonds, International Paper Co. Project, Series A, 6.800% due 8/1/24 (a)	$1,789,539
3,000,000	BBB	Lowndes County, MS, Solid Waste Disposal & PCR, Refunding Bonds, Weyerhouser Co. Project, Series A, 6.800% due 4/1/22	3,591,840
19,685,000	AAA	Mississippi Development Bank, Special Obligation, Capital Projects & Equipment Program, Series A, AMBAC-Insured, 5.625% due 7/1/31	20,937,753
5,000	A(i)	Mississippi Higher Education Student Loan, Subordinated Series C, 6.050% due 9/1/07 (a)	5,010
10,000,000	A	Mississippi Hospital Equipment & Facilities Authority Revenue, Mississippi Baptist Health System Inc., Series A, 5.000% due 8/15/26	10,191,400

		Total Mississippi	36,515,542

Missouri - 1.7%
		Kansas City, MO, IDA, Revenue, AMBAC-Insured:
2,545,000	AAA	5.000% due 12/1/16	2,752,647
2,105,000	AAA	5.000% due 12/1/17	2,282,009
2,680,000	AAA	5.000% due 12/1/18	2,891,050
4,080,000	AAA	5.000% due 12/1/19	4,383,266
4,500,000	AAA	5.000% due 12/1/20	4,818,645
1,750,000	AAA	Mehlville, MO, School District North Route 9, COP, Missouri Capital Improvement Project, FSA-Insured, 5.000% due 9/1/19	1,820,963
		Missouri State HEFA Revenue:
1,000,000	AA	BJC Health System, Series A, 5.000% due 5/15/21	1,040,520
		Lake Regional Health System Project:
1,200,000	BBB+	5.125% due 2/15/18	1,227,540
2,000,000	BBB+	5.600% due 2/15/25	2,084,720
30,000	AAA	Missouri State Housing Development Community Mortgage Revenue, Series C, GNMA/FNMA-Collateralized, 7.450% due 9/1/27 (a)	30,633
		North Kansas City, MO, Hospital Revenue, North Kansas City Hospital, Series A, FSA-Insured:
1,000,000	AAA	5.000% due 11/15/23	1,035,030
900,000	AAA	5.000% due 11/15/24	934,083
1,000,000	Aaa(b)	Poplar Bluff, MO, Public Building Corp. Leasehold Revenue, MBIA-Insured, 5.250% due 9/1/22	1,062,860
1,500,000	Aaa(b)	Springfield, MO, Public Building Corp. Leasehold Revenue, Capital Improvement Program, AMBAC-Insured, 5.000% due 3/1/24	1,567,905
		St. Louis, MO, Airport Revenue, Airport Development Program, Series A, MBIA-Insured, Call 7/1/11 @ 100:
6,420,000	AAA	5.125% due 7/1/22 (c)	6,728,096
19,000,000	AAA	5.250% due 7/1/31 (c)	20,000,540

		Total Missouri	54,660,507

Montana - 1.1%
750,000	AAA	Forsyth, MT, PCR, Refunding, Northwestern Corp. Colstrip, AMBAC-Insured, 4.650% due 8/1/23	761,137
32,715,000	NR	Montana State Board of Investment, Resource Recovery Revenue, Yellowstone Energy LP Project, 7.000% due 12/31/19 (a)	32,761,128
160,000	AAA	Montana State Board of Regents Revenue, MBIA-Insured, 10.000% due 11/15/08 (d)	168,706

		Total Montana	33,690,971

Nebraska - 1.0%
540,000	NR	Douglas County, NE, Hospital Authority No. 2, Archbishop Bergan Mercy Hospital, 9.500% due 7/1/10 (d)	584,885
		Nebraska Public Power Generation Agency Revenue, Whelan Energy Center Unit 2-A, AMBAC-Insured:
9,970,000	AAA	5.000% due 1/1/23	10,512,567

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	May 31, 2007

FACE AMOUNT	RATING‡	SECURITY	VALUE
Nebraska - 1.0% (continued)
$13,015,000	AAA	5.000% due 1/1/26	$13,681,628
		Omaha Convention Hotel Corp., Nebraska Revenue, Refunding, Convention Center 1st Tier, AMBAC-Insured:
2,435,000	AAA	5.000% due 2/1/19	2,604,160
2,710,000	AAA	5.000% due 2/1/20	2,889,348

		Total Nebraska	30,272,588

Nevada - 0.3%
		Henderson, NV,
		Health Care Facility Revenue, Catholic West, Series A, Call 7/1/10 @ 101:
370,000	A-	6.750% due 7/1/20 (c)	400,795
2,630,000	A-	6.750% due 7/1/20 (c)	2,866,332
5,000,000	AAA	Washoe County, NV, GO, Reno-Sparks Convention, Series A, FSA-Insured, Call 1/1/10 @ 100, 6.400% due 7/1/29 (c)	5,311,750

		Total Nevada	8,578,877

New Hampshire - 0.2%
		New Hampshire HEFA Revenue:
2,000,000	A	Covenant Health System, 5.500% due 7/1/34	2,094,020
1,000,000	A	Healthcare System, Covenant Health, 6.125% due 7/1/31	1,074,170
1,000,000	BBB-	New Hampshire College, Call 1/1/11 @ 101, 7.500% due 1/1/31 (c)	1,126,210
370,000	NR	Refunding, First Mortgage, Odd Fellows Home, 9.000% due 6/1/14	403,307
1,000,000	AAA	University Systems of New Hampshire, AMBAC-Insured, 5.375% due 7/1/20	1,067,380

		Total New Hampshire	5,765,087

New Jersey - 4.9%
1,500,000	AAA	Casino Reinvestment Development Authority, New Jersey Hotel Room Fee Revenue, AMBAC-Insured, 5.000% due 1/1/25	1,581,630
870,000	AAA	Essex County, NJ, Improvement Authority Revenue, Refunding, Hampton Valley Apartments, Series A, MBIA, FHA-Insured, 5.650% due 1/1/15	870,679
8,990,000	AA-	New Jersey EDA Revenue, School Facilities Construction, Series F, Call 6/15/13 @ 100, 5.000% due 6/15/28 (c)	9,506,655
		New Jersey Health Care Facilities Financing Authority Revenue:
1,705,000	BB	Rahway Hospital Obligated Group, 5.000% due 7/1/08	1,695,742
		Robert Wood Johnson University Hospital:
2,280,000	A-	5.500% due 7/1/14	2,385,929
1,000,000	A-	5.600% due 7/1/15	1,048,450
2,045,000	A-	5.700% due 7/1/20	2,151,135
1,500,000	BBB	St. Peters University Hospital, Series A, 6.875% due 7/1/30	1,604,640
2,000,000	BBB-	Trinitas Hospital Obligation Group, Call 7/01/10 @ 101, 7.400% due 7/1/20 (c)	2,219,120
		New Jersey State:
		EDA:
2,000,000	NR	First Mortgage, Presbyterian, Series A, 6.375% due 11/1/31	2,101,700
30,450,000	BBB	PCR, Refunding, PSEG Power LLC Project, 5.000% due 3/1/12	31,182,627
11,030,000	B	Special Facility Revenue, Continental Airlines Inc. Project, 7.000% due 11/15/30 (a)(e)	11,910,414
500,000	AAA	EFA Revenue, Ramapo College, Series D, AMBAC-Insured, Call 7/1/11 @ 100, 5.000% due 7/1/25 (c)	521,660
		Transportation Trust Fund Authority,
		Transportation Systems, Series B, MBIA-Insured, Call 12/15/11 @ 100:
2,000,000	AAA	6.000% due 12/15/19 (c)	2,177,960
18,310,000	AAA	5.000% due 12/15/21 (c)	19,184,852
		New Jersey, EDA:
1,000,000	AAA	Motor Vehicle Revenue, Motor Vehicle Surcharges, Series A, MBIA-Insured, 5.250% due 7/1/31	1,066,160

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	May 31, 2007

FACE AMOUNT	RATING‡	SECURITY	VALUE
New Jersey - 4.9% (continued)
$10,000,000	NR	Revenue, Refunding, Gloucester Marine Project, Series A, 6.625% due 1/1/37	$10,774,400
280,000	AAA	Passaic Valley, NJ, Sewage Commissioners, Sewer System, Series D, AMBAC-Insured, 5.750% due 12/1/07 (d)	282,834
2,200,000	A	South Jersey Port Corp. New Jersey Revenue, Refunding, 5.000% due 1/1/23	2,260,148
		Tobacco Settlement Financing Corp., NJ:
39,305,000	AAA	Asset-Backed Bonds, 5.750% due 6/1/32	41,682,559
5,000,000	AAA	Call 6/1/13 @ 100, 6.750% due 6/1/39 (c)	5,748,800

		Total New Jersey	151,958,094

New Mexico - 0.1%
1,830,000	AAA	New Mexico Finance Authority Revenue, Subordinated Lien, Public Project Revolving Fund, Series A, MBIA-Insured, 5.000% due 6/15/24	1,922,195

New York - 4.4%
1,250,000	BBB+	Brookhaven, NY, IDA, Civic Facility Revenue, St. Joseph’s College, 6.000% due 12/1/20	1,275,212
2,000,000	BBB(i)	Chautauqua, NY, TOB, Asset Securitization Corp., 6.750% due 7/1/40	2,142,160
		Metropolitan Transportation Authority of New York:
		Dedicated Tax Fund, Series A, FGIC-Insured:
5,130,000	AAA	Call 11/15/11 @ 100, 5.250% due 11/15/23 (c)	5,437,903
10,465,000	AAA	Call 4/1/10 @ 100, 5.875% due 4/1/25 (c)	11,054,703
7,500,000	AAA	Service Contract, Refunding, Series A, FGIC-Insured, 5.000% due 7/1/22	7,781,700
11,750,000	AAA	Nassau Health Care Corp., New York Health Systems Revenue, FSA-Insured, Call 8/1/09 @ 102, 5.500% due 8/1/19 (c)	12,403,417
		New York City, NY:
6,000,000	AAA	COP, Transit Authority, Metropolitan Transportation Authority, Triborough Bridge & Tunnel Authority, AMBAC-Insured, Call 1/1/10 @ 101, 5.875% due 1/1/30 (c)	6,364,200
750,000	AAA	GO, Series D, FSA-Insured, 5.000% due 11/1/17	795,165
5,000,000	AA	HDC, MFH Revenue, Series A, 5.100% due 11/1/24	5,197,200
		Municipal Water Finance Authority, Water & Sewer System Revenue:
		Series B:
5,000,000	AA+	Call 6/15/10 @ 101, 6.000% due 6/15/33 (c)	5,363,800
3,000,000	AA+	Unrefunded Balance, 6.000% due 6/15/33	3,197,850
2,500,000	AAA	Series C, MBIA-Insured, 5.000% due 6/15/27	2,624,650
2,000,000	AA+	Series D, 5.000% due 6/15/38	2,079,020
		New York State Dormitory Authority:
		Lease Revenue:
3,500,000	AAA	School District Financing Program, Series E, MBIA-Insured, 5.750% due 10/1/22	3,801,280
2,000,000	AA-	State University Dormitory Facilities, Call 7/1/12 @ 100, 5.375% due 7/1/18 (c)	2,142,120
250,000	AA-	State University Dormitory Facilities, Series A, Call 7/1/10 @ 101, 6.000% due 7/1/14 (c)	268,250
		Revenue:
7,000,000	AAA	Court Facilities, City of New York Issue, AMBAC-Insured, Call 5/15/10 @ 101, 5.750% due 5/15/30 (c)	7,449,400
2,660,000	AA-	Department of Education, 5.000% due 7/1/24	2,764,192
3,895,000	AAA	Maimonides Medical Center, MBIA-Insured, 5.000% due 8/1/24	4,053,877
1,070,000	AA-	Series B, 7.500% due 5/15/11	1,166,229
10,000,000	AAA	State University Educational Facility, Series B, FSA-Insured, Call 5/15/10 @ 101, 5.500% due 5/15/30 (c)	10,573,000
		New York State Thruway Authority:
2,000,000	AAA	Highway & Bridge Toll Revenue Fund, Series B-1, FGIC-Insured, Call 4/1/10 @ 101, 5.500% due 4/1/18 (c)	2,110,800
		Highway & Bridge, Transportation Fund,

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	May 31, 2007

FACE AMOUNT	RATING‡	SECURITY	VALUE
New York - 4.4% (continued)
		Series B-1, FGIC-Insured, Call 4/1/10 @ 101:
$2,305,000	AAA	5.400% due 4/1/17 (c)	$2,426,589
6,595,000	AAA	5.500% due 4/1/19 (c)	6,960,363
5,950,000	AAA	5.600% due 4/1/20 (c)	6,295,397
3,000,000	AAA	New York State Urban Development Corp. Revenue, Personal Income Tax Series C-1, FGIC-Insured, Call 3/15/13 @ 100, 5.500% due 3/15/21 (c)	3,257,280
		Orange County, NY, IDA, Civic Facilities Revenue, Arden Hill Life Care Center Project, Series A:
1,000,000	NR	7.000% due 8/1/21	1,059,420
1,000,000	NR	7.000% due 8/1/31	1,052,300
1,250,000	NR	Port Authority of New York & New Jersey, Special Obligation Revenue 5th Installment, 6.750% due 10/1/19 (a)	1,268,925
		Rensselaer County, NY, IDA:
1,000,000	AA+	Albany International Corp., 7.550% due 6/1/07	1,000,000
5,715,000	A	Civic Facility Revenue, Rensselaer Polytechnic Institute, 5.000% due 3/1/26	5,952,744
1,000,000	AAA	St. Lawrence County, NY, IDA, Civic Facility Revenue, St. Lawrence University Project, Series A, MBIA-Insured, 5.375% due 7/1/18	1,036,650
1,600,000	AAA	Tobacco Settlement Financing Corp., Callable Asset-Backed, Series A-1C, AMBAC-Insured, 5.250% due 6/1/22	1,689,008
		Triborough Bridge & Tunnel Authority:
975,000	AA-	Convention Center Project, Series E, 7.250% due 1/1/10	1,020,796
3,000,000	AAA	GO, Series B, Call 1/1/22 @ 100, 5.500% due 1/1/30 (c)	3,416,520

		Total New York	136,482,120

North Carolina - 1.2%
		Charlotte, NC:
		Governmental Facilities Projects, COP, Series G:
3,500,000	AA+	5.250% due 6/1/23	3,673,915
3,000,000	AA+	5.000% due 6/1/24	3,106,620
1,500,000	AAA	Water & Sewer Systems Revenue, Call 6/1/09 @ 101, 5.250% due 6/1/24 (c)	1,557,540
1,145,000	AAA	Dare County, NC, COP, AMBAC-Insured, 5.375% due 6/1/15	1,230,864
		Greensboro, NC, Combined Enterprise Systems Revenue, Series A, Call 6/1/11 @ 101:
515,000	AA+	5.125% due 6/1/20 (c)	544,072
250,000	AA+	5.125% due 6/1/21 (c)	264,112
		North Carolina Eastern Municipal Power Agency, Power System Revenue:
1,700,000	A	Refunding Bonds, Series B, ACA/CBI-Insured, 5.750% due 1/1/24	1,771,740
1,310,000	BBB	Series A, Call 1/1/22 @ 100, 6.000% due 1/1/26 (c)	1,587,432
2,500,000	BBB	Series D, 6.700% due 1/1/19	2,680,850
5,000,000	AAA	North Carolina Municipal Power Agency No. 1, Catawba Electricity Revenue, Series B, MBIA-Insured, 5.250% due 1/1/18	5,306,700
14,500,000	AAA	North Carolina State, Public Improvement, Series A, Call 3/1/11 @ 102, 5.000% due 3/1/18 (c)	15,341,725

		Total North Carolina	37,065,570

North Dakota - 0.0%
1,000,000	AAA	Burleigh County, ND, Health Care Revenue, MedCenter One Inc., MBIA-Insured, 5.250% due 5/1/13	1,012,300

Ohio - 7.5%
2,550,000	AAA	Avon Lake, OH, City School District, FGIC-Insured, Call 12/1/09 @ 102, 5.500% due 12/1/26 (c)	2,703,459
		Canton, OH, City School District:
6,000,000	AAA	GO, Variable Purpose, Series A, MBIA-Insured, Call 12/1/10 @ 100, 5.500% due 12/1/20 (c)(g)	6,330,300

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	May 31, 2007

FACE AMOUNT	RATING‡	SECURITY	VALUE
Ohio - 7.5% (continued)
$5,500,000	AAA	Variable Purpose, Series A, MBIA-Insured, Call 12/1/10 @ 100, 5.625% due 12/1/23 (c)	$5,825,050
4,000,000	AAA	Cincinnati, OH, City School District, COP, School Improvement Project, FSA-Insured, 5.000% due 12/15/32	4,185,080
		Clermont County, OH, Hospital Facilities Revenue, Refunding, Mercy Health Systems, Series B, AMBAC-Insured:
3,415,000	AAA	5.625% due 9/1/16	3,496,414
1,000,000	AAA	5.625% due 9/1/21	1,023,760
		Cleveland, OH:
5,285,000	AAA	GO, Refunding, Series C, FGIC-Insured, 5.000% due 11/15/17	5,723,074
		State University, Series A, FGIC-Insured:
1,045,000	AAA	5.000% due 6/1/17	1,129,457
1,210,000	AAA	5.000% due 6/1/19	1,296,467
		Waterworks Revenue, First Mortgage, Series H, MBIA-Insured, Unrefunded Balance:
20,000	AAA	5.625% due 1/1/13	20,206
15,000	AAA	5.700% due 1/1/14	15,101
		Cuyahoga County, OH:
3,000,000	BBB	Hospital Facilities Revenue, Canton Inc. Project, 7.500% due 1/1/30	3,284,280
		Hospital Revenue:
1,000,000	AAA	Refunding & Improvement, MetroHealth Systems Project, MBIA-Insured, 5.625% due 2/15/17	1,021,310
5,935,000	AAA	Refunding MetroHealth System, Series A, MBIA-Insured, 5.250% due 2/15/19	6,059,694
		University Hospitals Health System Inc., AMBAC-Insured, Call 7/15/09 @ 101:
2,500,000	AAA	5.400% due 1/15/19 (c)	2,607,550
9,000,000	AAA	5.500% due 1/15/30 (c)	9,405,270
660,000	Aa2(b)	Delaware County, OH, Health Care Facilities Revenue, Centrum at Willow Brook, FHA-Insured, 6.550% due 2/1/35	662,878
3,290,000	Aaa(b)	Erie County, OH, Garbage Refuse Landfill Improvement, FSA-Insured, 5.250% due 12/1/24	3,499,376
1,000,000	Aaa(b)	Franklin County, OH, Mortgage Revenue, Villas at St. Therese, Series E, GNMA-Collateralized, 5.900% due 6/20/39	1,048,580
885,000	AAA	Greater Cincinnati, OH, Elderly HDC Mortgage Revenue, Cambridge Apartments, Series A, FHA-Insured, 6.600% due 8/1/25	886,699
350,000	BB-	Green Springs, OH, Health Care Facilities Revenue, St. Francis Health Care Center Project, Series A, 7.125% due 5/15/25	346,143
5,400,000	Aaa(b)	Greene County, OH, Sewer Systems Revenue, Government Enterprise, AMBAC-Insured, Call 12/1/10 @ 101, 5.625% due 12/1/25 (c)	5,766,498
		Hamilton County, OH:
2,515,000	AAA	Hospital Facilities Revenue, Cincinnati Children’s Hospital, Series J, FGIC-Insured, 5.000% due 5/15/24	2,618,140
2,925,000	Aa2(b)	Mortgage Revenue, Refunding Bonds, Judson Care Center, Series A, FHA-Insured, 6.500% due 8/1/26	3,001,927
		Sales Tax Revenue, Subordinated Series B, AMBAC-Insured:
640,000	Aaa(b)	5.250% due 12/1/18	666,445
730,000	Aaa(b)	5.250% due 12/1/19	759,682
2,570,000	Aaa(b)	5.250% due 12/1/32	2,664,319
		Call 12/1/10 @ 100:
2,495,000	Aaa(b)	5.250% due 12/1/18 (c)	2,612,165
2,880,000	Aaa(b)	5.250% due 12/1/19 (c)	3,015,245
10,080,000	Aaa(b)	5.250% due 12/1/32 (c)	10,553,357
2,000,000	AAA	Lakewood, OH, GO, AMBAC-Insured, Call 12/1/11 @ 100, 5.250% due 12/1/21 (c)	2,097,600
1,000,000	AA-	Lorain County, OH, Hospital Revenue, Catholic Healthcare, 5.500% due 10/1/17	1,056,970

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	May 31, 2007

FACE AMOUNT	RATING‡	SECURITY	VALUE
Ohio - 7.5% (continued)
		Lucas County, OH, Hospital Revenue, Promedica Healthcare Obligation Group, AMBAC-Insured:
$10,000,000	AAA	5.375% due 11/15/23	$10,376,900
19,550,000	AAA	5.375% due 11/15/29	20,226,821
1,000,000	Aaa(b)	Madison, OH, Local School District, Butler County, MBIA-Insured, State Aid Withholding, Call 12/1/09 @ 101, 5.750% due 12/1/26 (c)	1,056,950
		Mason, OH, COP, Municipal Facilities Project, MBIA-Insured:
1,025,000	Aaa(b)	5.000% due 12/1/17	1,064,596
1,075,000	Aaa(b)	5.000% due 12/1/18	1,115,635
1,080,000	Aaa(b)	5.000% due 12/1/19	1,119,474
4,325,000	Aaa(b)	Milford, OH, Exempt Village School District, School Improvement, FSA-Insured, Call 12/01/11 @ 100, 5.125% due 12/1/30 (c)	4,555,782
		New Albany Plain, OH, Local School District, Series 2006, FGIC-Insured:
2,890,000	Aaa(b)	5.000% due 12/1/25	2,989,127
2,110,000	Aaa(b)	Call 6/1/12 @ 100, 5.000% due 12/1/25 (c)	2,219,171
		New Albany, OH, Community Authority, Community Facilities Revenue, Series B, AMBAC-Insured:
2,700,000	AAA	5.125% due 10/1/21	2,821,014
5,500,000	AAA	5.200% due 10/1/24	5,771,755
1,630,000	AA	New Lexington, OH, City School District, School Improvement, 5.375% due 12/1/21	1,716,912
		Ohio State:
17,750,000	BBB-	Air Quality Development Authority Revenue, Cleveland Pollution Control, Series A, 6.000% due 12/1/13	18,101,095
2,725,000	AAA	Building Authority, State Facilities, Administration Building Fund Projects, Series A, Call 10/1/08 @ 101, 5.000% due 10/1/15 (c)	2,797,539
		Higher Educational Facility Commission Revenue:
2,875,000	A2(b)	John Carroll University Project, Call 4/1/09 @ 102, 5.850% due 4/1/20 (c)	3,034,476
6,000,000	AA	Oberlin College Project, 5.125% due 10/1/24	6,308,400
		University of Dayton Project, AMBAC-Insured, Call 12/1/10 @ 101:
3,380,000	AAA	5.500% due 12/1/25 (c)	3,595,712
11,710,000	AAA	5.500% due 12/1/30 (c)	12,457,332
		Water Development Authority Revenue:
2,390,000	AAA	Fresh Water Improvement, Call 6/1/14 @ 100, 5.000% due 12/1/25 (c)	2,547,955
3,340,000	AAA	Refunding, Safe Water Service, 9.375% due 12/1/10 (d)	3,599,351
1,305,000	Aaa(b)	River Valley, OH, Local School District, School Facilities Construction & Improvement, FSA-Insured, 5.250% due 11/1/21	1,367,562
7,410,000	A3(b)	Steubenville, OH, Hospital Facilities Revenue, Refunding & Improvement, Trinity Health System Obligated Group, 6.500% due 10/1/30	7,958,933
		University of Cincinnati, OH, General Receipts, Series A, FGIC-Insured:
2,000,000	AAA	5.000% due 6/1/20	2,077,720
2,500,000	AAA	5.000% due 6/1/21	2,593,725
6,310,000	AAA	Call 6/1/11 @ 101, 5.250% due 6/1/24 (c)	6,695,162
3,250,000	AAA	Warrensville Heights, OH, City School District, School Improvement, FGIC-Insured, Call 12/01/10 @ 101, 5.750% due 12/1/24 (c)	3,483,740
		Waterloo, OH, Local School District, GO, Classroom Facilities Improvement, FGIC-Insured:
2,000,000	Aaa(b)	Call 12/1/11 @ 100, 5.125% due 12/1/24 (c)	2,106,720
3,000,000	Aaa(b)	State Aid Withholding, Call 12/1/11 @ 100, 5.125% due 12/1/21 (c)	3,160,080

		Total Ohio	232,302,135

Oklahoma - 0.4%
1,500,000	AAA	Pottawatomie County, OK, Development Authority Water Revenue, North Dear Creek Reservoir Project, AMBAC-Insured, 5.000% due 7/1/23	1,562,055
365,000	AAA	Rogers County, OK, HFA, MFH Revenue, Refunding Bonds, Series A, FHA-Insured, FNMA-Collateralized, 7.750% due 8/1/23	365,566

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	May 31, 2007

FACE AMOUNT	RATING‡	SECURITY	VALUE
Oklahoma - 0.4% (continued)
		Tulsa, OK:
		GO:
$2,100,000	AA	5.000% due 3/1/18	$2,154,390
2,100,000	AA	5.000% due 3/1/19	2,151,639
2,000,000	AA	5.000% due 3/1/20	2,047,100
3,960,000	AA-	PFA, Lease Payment Revenue, Refunding Bonds, Assembly Center, 6.600% due 7/1/14	4,336,477
1,000,000	A	Woods County, OK, IDA, IDR, Refunding, Cargill Inc. Project, 6.250% due 10/1/14	1,007,310

		Total Oklahoma	13,624,537

Oregon - 2.4%
		Clackamas County, OR:
		Hospital Facilities Authority Revenue:
8,000,000	AA-	Legacy Health System, 5.250% due 5/1/21	8,321,840
2,000,000	AA-	Refunding, Legacy Health System, 5.750% due 5/1/15	2,137,960
6,665,000	Aaa(b)	School District No. 007J, Lake Oswego, MBIA-Insured, Call 6/1/11 @ 100, 5.000% due 6/1/22 (c)	6,945,863
		Klamath Falls, OR, Inter Community Hospital Authority Revenue:
625,000	BBB	Merle West Medical Center, Call 9/1/12 @ 101, 6.250% due 9/1/31 (c)	697,475
375,000	BBB	Unrefunded Balance, Merle West Medical Center, 6.250% due 9/1/31	402,994
		Multnomah County, OR, Hospital Facilities Authority Revenue, Providence Health Systems:
1,000,000	AA	5.250% due 10/1/16	1,066,190
1,000,000	AA	5.250% due 10/1/20	1,061,010
		Oregon State:
		Department of Administrative Services:
2,000,000	AAA	Lottery Revenue, Series A, FSA-Insured, Call 4/1/12 @ 100, 5.500% due 4/1/18 (c)	2,139,320
4,000,000	AAA	Series A, FGIC-Insured, 5.000% due 11/1/32	4,198,800
3,000,000	AAA	Department of Transportation, Highway User Tax Revenue, Series A, Call 11/15/12 @ 100, 5.125% due 11/15/26 (c)	3,147,120
3,700,000	A	Facilities Authority Revenue, Willamette University Project, Series A, 5.000% due 10/1/27	3,860,506
		GO:
1,000,000	AA-	Series 87B, 4.700% due 12/1/41 (a)	966,860
2,600,000	AA-	State Board of Higher Education, Series A, 5.000% due 8/1/36	2,738,424
		Veterans Welfare:
4,890,000	AA-	Series 82, 5.375% due 12/1/31	4,966,822
2,985,000	AA-	Series 87-A, 4.500% due 12/1/41	2,863,869
855,000	Aaa(b)	Port of Umatilla, OR, Water Revenue, LOC-Bank of America, 6.650% due 8/1/22 (a)	858,215
		Portland, OR:
2,885,000	AA	Community College District, Series A, Call 6/1/11 @ 100, 5.000% due 6/1/18 (c)	3,004,410
1,985,000	Aaa(b)	Water System Revenue, Second Lien, Series A, MBIA-Insured, 4.500% due 10/1/31	1,958,877
10,980,000	A+	Salem, OR, Hospital Facility Authority Revenue, Salem Hospital Project, Series A, 5.000% due 8/15/36	11,173,577
1,000,000	NR	Wasco County, OR, Solid Waste Disposal Revenue, Waste Connections Inc. Project, 7.250% due 3/1/21 (a)	1,066,650
		Washington County, OR, GO, Call 6/1/11 @ 100:
4,330,000	Aa2(b)	5.000% due 6/1/21 (c)	4,509,219
6,490,000	Aa2(b)	5.125% due 6/1/23 (c)	6,788,345

		Total Oregon	74,874,346

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	May 31, 2007

FACE AMOUNT	RATING‡	SECURITY	VALUE
Pennsylvania - 2.4%
		Dauphin County, PA:
$1,500,000	NR	General Authority Revenue, Office & Packaging, 6.000% due 1/1/25	$1,383,705
2,400,000	A-	IDA, Dauphin Consolidated Water Supply Co., Series A, 6.900% due 6/1/24 (a)	3,000,192
2,060,000	NR	Harrisburg, PA, Redevelopment Authority, First Mortgage Office Building, Call 5/15/12 @ 100, 6.750% due 5/15/25 (c)	2,273,025
		Kennett, PA, Consolidated School District, Series A, FGIC-Insured, State Aid Withholding, Call 2/15/12 @ 100:
1,040,000	Aaa(b)	5.000% due 2/15/18 (c)	1,090,856
1,270,000	Aaa(b)	5.100% due 2/15/19 (c)	1,337,513
1,350,000	Aaa(b)	5.125% due 2/15/20 (c)	1,423,197
1,535,000	Aaa(b)	5.125% due 2/15/21 (c)	1,618,228
1,680,000	Aaa(b)	5.200% due 2/15/23 (c)	1,776,466
1,000,000	A-	Lancaster County, PA, Hospital Authority Revenue, Health Center, Willow Valley Retirement Project, 5.875% due 6/1/31	1,041,720
1,150,000	NR	Lancaster, PA, IDA Revenue, Garden Spot Village Project, Series A, Call 5/1/10 @ 101, 7.625% due 5/1/31 (c)	1,277,822
5,500,000	BBB	Lebanon County, PA, Health Facilities Authority Revenue, Hospital, Good Samaritan Hospital Project, 5.800% due 11/15/22	5,868,390
1,000,000	NR	Montgomery County, PA, Higher Education & Health Authority Revenue, Temple Continuing Care Center, 6.750% due 7/1/29 (j)	35,000
1,000,000	NR	New Morgan, PA, Municipal Authority Office Revenue, Commonwealth Office Project, Series A, 6.500% due 6/1/25	1,013,150
1,605,000	AAA	Northampton County, PA General Purpose Authority Revenue County Agreement, FSA-Insured, 5.000% due 10/1/19	1,673,357
		Pennsylvania State Higher EFA Revenue, Series A:
985,000	Baa3(b)	Student Association, Inc. Project, 6.750% due 9/1/32	1,062,175
1,000,000	AA-	UPMC Health Systems, 6.000% due 1/15/31	1,068,630
6,000,000	AAA	Pennsylvania State, Turnpike Commission Revenue, Series A, AMBAC-Insured, 5.000% due 12/1/25	6,319,500
		Philadelphia, PA:
		Gas Works Revenue, 7th Series-1998, General Ordinance, AMBAC-Insured:
5,000,000	AAA	5.000% due 10/1/18	5,344,950
5,365,000	AAA	5.000% due 10/1/20	5,693,499
1,025,000	AAA	Hospitals & Higher EFA, Hospital Revenue, Presbyterian Medical Center, 6.650% due 12/1/19 (d)	1,210,279
		School District, GO, Series A, FSA-Insured, State Aid Withholding, Call 2/1/11 @ 100:
855,000	AAA	5.750% due 2/1/17 (c)	910,754
755,000	AAA	5.750% due 2/1/20 (c)	804,233
565,000	AAA	5.750% due 2/1/21 (c)	601,844
11,600,000	AAA	5.750% due 2/1/30 (c)	12,356,436
12,915,000	AAA	State Public School Building Authority Pennsylvania School Revenue, Lease, Philadelphia School District Project, FSA-Insured, Call 6/1/13 @ 100, 5.250% due 6/1/24 (c)	13,852,371

		Total Pennsylvania	74,037,292

Puerto Rico - 0.2%
975,000	AAA	Commonwealth of Puerto Rico, Aqueduct & Sewer Authority Revenue, 10.250% due 7/1/09 (d)	1,038,356
		Puerto Rico Electric Power Authority:
2,000,000	AAA	Revenue, Series RR, 5.000% due 7/1/25	2,091,800
3,000,000	AAA	Series II, MBIA-Insured, Call 7/01/12 @ 101, 5.375% due 7/1/19 (c)	3,240,810
1,000,000	BBB-	Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities, Series A, Ryder Memorial Hospital Project, 6.700% due 5/1/24	1,005,220

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	May 31, 2007

FACE AMOUNT	RATING‡	SECURITY	VALUE
Puerto Rico - 0.2% (continued)
$200,000	CCC+	Puerto Rico Port Authority Revenue, Special Facilities, American Airlines Inc., Series A, 6.250% due 6/1/26 (a)	$203,116

		Total Puerto Rico	7,579,302

Rhode Island - 0.5%
3,270,000	AAA	Providence, RI, RDA Revenue, Refunding Bonds, Public Safety Building Project, Series A, AMBAC-Insured, 5.000% due 4/1/24	3,405,051
3,900,000	Aa3(b)	Rhode Island Health & Education Building Corp., Refunding Bonds, Health Facilities, St. Antoine Residence, Series A, 6.125% due 11/15/18	4,051,554
		Rhode Island State Economic Development Corp.:
3,000,000	AAA	Airport Revenue, Series B, FGIC-Insured, Call 7/1/10 @ 101, 6.000% due 7/1/28 (c)	3,191,130
3,400,000	AA	Revenue, Providence Plaza Mall, Senior Notes, Radian-Insured, 6.125% due 7/1/20	3,707,428

		Total Rhode Island	14,355,163

South Carolina - 6.7%
		Charleston County, SC, GO, Refunding & Capital Improvement:
1,520,000	AAA	Call 5/1/09 @ 101, 5.250% due 5/1/21 (c)	1,576,514
350,000	AAA	Unrefunded Balance, 5.250% due 5/1/21	361,833
		Greenville County, SC, School District Installment Purchase:
		Refunding, Building Equity Sooner for Tomorrow, Call 12/1/12 @ 101:
7,195,000	AA-	6.000% due 12/1/20 (c)	8,004,581
104,825,000	AA-	5.500% due 12/1/28 (c)	114,050,648
9,860,000	AA-	Revenue, Building Equity Sooner for Tomorrow, Call 12/1/12 @ 101, 5.875% due 12/1/19 (c)	10,909,005
3,500,000	AAA	Medical University South Carolina Hospital Authority, Hospital Facilities Revenue, Refunding, Series A, FHA/MBIA-Insured, 5.000% due 8/15/31	3,619,350
		Piedmont, SC, Municipal Power Agency, Electric Revenue:
565,000	AAA	Refunding Bonds, FGIC-Insured, 6.750% due 1/1/20 (d)	710,923
670,000	AAA	Unrefunded Balance, 6.750% due 1/1/20	831,812
1,000,000	BBB	Richland County, SC, Environmental Improvement Revenue, International Paper Co. Project, 6.100% due 4/1/23 (a)	1,069,710
2,470,000	AAA	South Carolina Jobs EDA Revenue, Myrtle Beach Convention, Subordinated Series B, MBIA-Insured, 5.250% due 4/1/26	2,573,839
		South Carolina Transportation Infrastructure Bank Revenue:
5,960,000	Aaa(b)	Refunding, Series A, AMBAC-Insured, 5.000% due 10/1/23	6,248,941
		Series A, AMBAC-Insured, Call 10/1/11 @ 100:
27,250,000	Aaa(b)	5.100% due 10/1/27 (c)	28,626,125
27,500,000	Aaa(b)	5.125% due 10/1/31 (c)	28,915,975

		Total South Carolina	207,499,256

Tennessee - 4.3%
		Chattanooga, TN:
		Electric Revenue, Call 9/1/10 @ 100:
1,600,000	AA	5.200% due 9/1/16 (c)	1,667,568
1,600,000	AA	5.250% due 9/1/17 (c)	1,669,984
1,600,000	AA	5.250% due 9/1/18 (c)	1,669,984
6,300,000	AA	5.375% due 9/1/25 (c)	6,599,313
18,000,000	AAA	IDB Lease, Rent Revenue, AMBAC-Insured, Call 10/01/10 @ 100, 5.625% due 10/1/30 (c)	19,015,200
2,000,000	AA-	Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue, 5.000% due 12/15/20	2,117,140
10,415,000	NR	Hardeman County, TN, Correctional Facilities Corp., Correctional Facilities Revenue, 7.750% due 8/1/17	10,643,193
4,275,000	BBB+	Knox County, TN, Health, Educational & Housing Facilities Board Revenue, Refunding, University Health Systems Inc., 5.000% due 4/1/17	4,408,636

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	May 31, 2007

FACE AMOUNT	RATING‡	SECURITY	VALUE
Tennessee - 4.3% (continued)
		Memphis-Shelby County, TN, Sports Authority Inc., Revenue, Memphis Arena Projects, AMBAC-Insured:
$6,915,000	AAA	Series A, Call 11/01/12 @ 100, 5.125% due 11/1/22 (c)	$7,341,310
5,665,000	AAA	Series B, Call 11/01/12 @ 100, 5.125% due 11/1/21 (c)	6,014,247
		Tennessee Energy Acquisition Corp., Gas Revenue, Series A:
10,000,000	AA-	5.250% due 9/1/18	10,820,400
25,000,000	AA-	5.250% due 9/1/21	27,146,000
14,000,000	AA	Tennessee Housing Development Agency, Mortgage Finance Program, Series A, 5.200% due 7/1/23	14,586,880
		Tennessee State:
		GO, Series A, Call 3/1/10 @ 100:
3,810,000	AA+	5.250% due 3/1/17 (c)	3,950,170
4,000,000	AA+	5.250% due 3/1/18 (c)	4,147,160
7,300,000	AA-	School Board Authority, Higher Educational Facilities, Second Program, Series A, Call 5/1/10 @ 100, 5.625% due 5/1/30 (c)	7,662,956
		Williamson County, TN, GO, Refunding:
1,500,000	Aa1(b)	5.000% due 3/1/18	1,559,445
1,895,000	Aa1(b)	Rural School, 5.000% due 3/1/18	1,970,099

		Total Tennessee	132,989,685

Texas - 3.5%
		Austin, TX:
500,000	AAA	Airport System Revenue, Refunding, Prior Lien, MBIA-Insured, 5.250% due 11/15/17	534,305
2,250,000	BBB-	Convention Enterprises, Inc., Convention Center, First Tier, Series A, Call 1/01/11 @ 100, 6.700% due 1/1/32 (c)	2,456,528
		Bexar County, TX:
1,500,000	BBB	Health Facilities Development Corp. Revenue, Army Retirement Residence Project, Call 7/01/12 @ 101, 6.300% due 7/1/32 (c)	1,669,185
		Housing Finance Corp., MFH Revenue:
1,450,000	Aaa(b)	New Light Village, Series A-1, GNMA-Collateralized, 5.900% due 2/20/38	1,548,600
1,000,000	Aaa(b)	Waters at Northern Hills Apartments, Series A, MBIA-Insured, 6.050% due 8/1/36	1,019,270
1,000,000	AAA	Brazos County, TX, Health Facility Development Corp., Franciscan Services Corp., Obligation Group, Series A, MBIA-Insured, 5.375% due 1/1/17	1,020,920
		Brazos River, TX, Harbor Navigation District:
5,000,000	Aa3(b)	BASF Corp. Project, 6.750% due 2/1/10	5,359,750
5,000,000	A-	Brazoria County Environmental, Dow Chemical Co. Project, Series A-7, 6.625% due 5/15/33 (a)	5,513,300
2,600,000	BBB-	Brownsville, TX, Naval District, Refunding, Union Carbide Corp. Project, 5.100% due 1/1/12	2,645,448
9,970,000	CCC+	Dallas-Fort Worth, TX, International Airport Facilities Improvement Corp. Revenue, American Airlines Inc., Guarantee Agreement, 6.375% due 5/1/35 (a)	10,314,663
		El Paso County, TX, Housing Finance Corp., MFH Revenue, Series A:
3,000,000	A3(b)	American Village Communities, 6.375% due 12/1/32	3,154,410
2,390,000	Baa1(b)	La Plaza Apartments, 6.750% due 7/1/30	2,494,801
		Fort Worth, TX, Housing Finance Corp., GNMA-Collateralized:
3,945,000	Aaa(b)	MFH, Villas Eastwood Terrace, 6.000% due 8/20/43	4,296,302
15,000	AAA	Single-Family Mortgage Revenue, Capital Appreciation, Series A, zero coupon bond to yield 8.192% due 6/1/21 (a)	4,835
1,775,000	NR	Galveston, TX, Special Contract Revenue, Refunding Bonds, Farmland Industries, Inc. Project, 5.500% due 5/1/15	1,836,007
1,200,000	BBB-	Gulf Coast Waste Disposal Authority, PCR, Refunding, Union Carbide Corp. Project, 5.100% due 1/1/12	1,220,976
5,000,000	Baa3(b)	Gulf Coast, IDA, Texas Solid Waste Disposal Revenue, Citgo Petroleum Project, 8.000% due 4/1/28 (a)	5,610,150

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	May 31, 2007

FACE AMOUNT	RATING‡	SECURITY	VALUE
Texas - 3.5% (continued)
		Harris County, TX, Health Facilities Development Corp.:
$2,410,000	AA	Hospital, Texas Children’s Hospital Project, Revenue, Series A, 5.375% due 10/1/16 (d)	$2,516,642
2,000,000	AAA	School Health Care System, Revenue, Series B, 5.750% due 7/1/27 (d)	2,352,620
1,100,000	AAA	Hidalgo County, TX, GO, Certificates of Obligation, FGIC-Insured, Call 8/15/12 @ 100, 5.500% due 8/15/16 (c)	1,183,039
		Katy, TX, ISD, GO, Refunding:
		Series B, PSFG-Insured:
4,580,000	AAA	5.000% due 2/15/18	4,899,180
5,515,000	AAA	5.000% due 2/15/19	5,881,141
		Series C, PSFG-Insured:
2,645,000	AAA	5.000% due 2/15/18	2,829,330
2,975,000	AAA	5.000% due 2/15/19	3,172,510
115,000	AAA	Keller, TX, ISD, GO, Unrefunded Balance, Refunding, PSF-GTD-Insured, 5.250% due 8/15/22	119,997
		Lubbock, TX, Health Facilities Development Corp. Revenue, St. Joseph Health Systems:
2,500,000	AA-	5.250% due 7/1/13	2,556,100
3,635,000	AA-	5.250% due 7/1/14	3,716,170
2,605,000	AAA	Mansfield, TX, ISD, GO, School Building, PSFG-Insured, 5.000% due 2/15/18	2,786,542
1,000,000	AAA	Midland County, TX, Hospital District Revenue, Refunding, AMBAC-Insured, 5.375% due 6/1/16	1,001,340
		Midlothian, TX, Development Authority, Tax Increment Contract Revenue:
1,780,000	AAA	Call 11/15/07 @ 102, 6.700% due 11/15/23 (c)	1,837,476
2,000,000	AAA	Call 5/15/11 @ 102, 7.875% due 11/15/26 (c)	2,320,740
55,000	AAA	Northside Texas, GO, ISD, Unrefunded Balance, PSFG, 6.000% due 8/15/16	58,400
994,000	Aaa(b)	Panhandle, TX, Regional Housing Finance Corp., Series A, GNMA-Collateralized, 6.650% due 7/20/42	1,093,857
1,550,000	Aaa(b)	Paris, TX, Water & Sewer Revenue, FGIC-Insured, 5.375% due 6/15/20	1,608,838
3,080,000	Aaa(b)	Pasadena, TX, ISD, GO, School Building, PSFG-Insured, 4.750% due 2/15/23	3,166,610
1,260,000	AAA	San Jacinto, TX, GO, Community College District, Refunding Building, AMBAC-Insured, 5.000% due 2/15/18	1,347,809
2,500,000	A+	Tarrant County, TX, Health Facilities Development Corp., Hospital Revenue, Call 11/15/10 @ 101, 6.700% due 11/15/30 (c)	2,749,650
5,000,000	AA	Texas State, GO, Transportation Communication-Mobility Fund, 5.000% due 4/1/21	5,273,200
		Tyler, TX, Health Facilities Development Corp., East Texas Medical Center Project:
1,350,000	AAA	Series A, MBIA-Insured, 5.500% due 11/1/17	1,383,926
1,000,000	AAA	Series B, FSA-Insured, 5.500% due 11/1/17	1,025,130
3,000,000	AAA	Series C, FSA-Insured, 5.500% due 11/1/17	3,075,390
10,000	AAA	Weatherford, TX, ISD, Capital Appreciation, PSFG, Unrefunded Balance, zero coupon bond to yield 6.704% due 2/15/21	4,313

		Total Texas	108,659,400

U.S. Virgin Islands - 0.2%
		University of the Virgin Islands, Refunding & Improvement, Bonds, Series A, ACA-Insured:
1,000,000	A	6.000% due 12/1/24	1,062,840
2,790,000	A	6.250% due 12/1/29	2,985,105
		Virgin Islands HFA:
170,000	NR	Single-Family Mortgage Revenue, Series A, GNMA- Collateralized, 6.500% due 3/1/25 (a)	170,707
95,000	NR	Single-Family Revenue, GNMA Mortgage-Backed Securities Program, Series A, GNMA-Collateralized, 6.450% due 3/1/16 (a)	95,407

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	May 31, 2007

FACE AMOUNT	RATING‡	SECURITY	VALUE
U.S. Virgin Islands - 0.2% (continued)
		Virgin Islands PFA Revenue:
$2,000,000	A	Series A, Senior Lien, ACA/CBI-Insured, 5.500% due 10/1/18	$2,053,980
1,000,000	NR	Series E, Subordinated Lien, Fund Loan Notes, 5.750% due 10/1/13	1,031,880
500,000	NR	Subordinated Lien, Series E, 6.000% due 10/1/22	516,940

		Total U.S. Virgin Islands	7,916,859

Utah - 0.2%
850,000	AAA	Provo, UT, Electric Revenue, 10.125% due 4/1/15 (d)	1,060,417
3,780,000	AAA	Utah State Board of Regents Revenue, University of Utah, MBIA-Insured, Call 8/1/11 @ 100, 5.000% due 8/1/20 (c)	3,949,722
895,000	AAA	Weber County, UT, Hospital Revenue, St. Benedicts Hospital Project, 10.000% due 3/1/10 (d)	983,462

		Total Utah	5,993,601

Vermont - 0.2%
		Vermont Educational & Health Buildings Agency Revenue, Norwich University Project, Call 9/1/13 @ 100:
1,250,000	Baa1(b)	5.300% due 9/1/23 (c)	1,342,425
2,650,000	Baa1(b)	5.500% due 9/1/28 (c)	2,874,985
1,750,000	Baa1(b)	5.500% due 9/1/33 (c)	1,898,575

		Total Vermont	6,115,985

Virginia - 1.9%
1,000,000	A	Arlington County, VA, IDA, MFH Revenue, Mortgage, Woodbury Park Apartments, Series A, Call 7/1/08 @ 102, 5.350% due 7/1/18 (c)	1,036,600
		Chesterfield County, VA, IDA, PCR, Virginia Electric & Power Co., Remarketed 11/8/02:
12,500,000	BBB	5.500% due 10/1/09	12,635,250
4,000,000	BBB	Series B, 5.875% due 6/1/17	4,254,440
		Fairfax County, VA:
200,000	AAA	Redevelopment & Housing Authority, MFH Revenue, Refunding, Paul Spring Retirement Center, Series A, FHA-Insured, 5.900% due 6/15/17	204,330
1,000,000	AAA	Water Authority & Water Revenue, Call 4/1/14 @ 100, 5.000% due 4/1/27 (c)	1,064,660
15,000,000	BBB	Louisa, VA, IDA, PCR, Virginia Electric & Power Co., Remarketed 11/8/02, 5.250% due 12/1/08	15,161,850
500,000	AAA	Prince William County, VA, IDA, Refunding, Mortgage, Potomac Place, Series A, GNMA-Collateralized, 6.250% due 12/20/27	520,060
1,460,000	AA	Virginia State Resources Authority, Infrastructure Revenue, Pooled Loan Bond Project, Series A, 5.100% due 5/1/25	1,512,677
21,500,000	BBB	York County, VA, IDA, PCR, Virginia Electrical & Power Co., Remarketed 11/8/02, 5.500% due 7/1/09	21,732,630

		Total Virginia	58,122,497

Washington - 0.5%
		Clark County, WA, School District No. 117 Camas, GO, FSA-Insured:
4,970,000	Aaa(b)	5.000% due 12/1/18	5,339,420
2,635,000	Aaa(b)	5.000% due 12/1/19	2,819,266
2,865,000	Baa1(b)	Port Longview, WA, Revenue, Refunding Bonds, Series A, 6.250% due 12/1/18 (a)	3,014,180
3,000,000	AAA	State of Washington, GO, Series R-2006A, AMBAC-Insured, 5.000% due 7/1/20	3,166,980
250,000	AAA	Washington State Public Power Supply System, Nuclear Project No. 1 Revenue, Refunding, Series B, FGIC/TCRS-Insured, 7.125% due 7/1/16	305,530

		Total Washington	14,645,376

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	May 31, 2007

FACE AMOUNT	RATING‡	SECURITY	VALUE
West Virginia - 0.2%
$865,000	AAA	Fairmont, WV, Water & Sewer Revenue, Refunding Bonds, AMBAC-Insured, 9.250% due 11/1/11 (d)	$967,010
4,190,000	BBB-	Kanawha County, WV, PCR Revenue, Refunding Union Carbide Corp. Project, 5.100% due 1/1/12	4,263,241

		Total West Virginia	5,230,251

Wisconsin - 0.3%
3,275,000	BBB	La Crosse, WI, Resource Recovery Revenue, Refunding Bonds, Northern States Power Co. Project, Series A, 6.000% due 11/1/21 (a)	3,496,914
		Wisconsin State HEFA Revenue:
1,000,000	A-	Agnesian Healthcare, Inc., 6.000% due 7/1/30	1,044,240
1,750,000	BBB+	Aurora Health Care, 6.400% due 4/15/33	1,921,395
1,875,000	A	Kenosha Hospital & Medical Center Project, 5.700% due 5/15/20	1,932,525
1,000,000	AAA	Medical College of Wisconsin Inc. Project, MBIA-Insured, 5.400% due 12/1/16	1,018,220

		Total Wisconsin	9,413,294

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,901,155,625)	3,059,423,433

SHORT-TERM INVESTMENTS - 1.4%
Colorado - 0.4%
6,685,000	P-1(b)	Colorado Educational & Cultural Facilities Authority, National Jewish Federation Bond Program, Series A-8, LOC-Bank of America, 3.880%, 6/1/07 (k)	6,685,000
1,435,000	VMIG1(b)	Colorado Educational & Cultural Facilities Authority Revenue, National Jewish Federation Bond Program, Series A-7, LOC-Bank of America, 3.880%, 6/1/07 (k)	1,435,000
3,630,000	VMIG1(b)	Colorado Educational & Cultural Facilities Authority, Revenue, National Jewish Federation Bond Program, Series A-1, LOC-Bank of America, 3.880%, 6/1/07 (k)	3,630,000

		Total Colorado	11,750,000

Delaware - 0.0%
400,000	A-1+	University of Delaware Revenue, Refunding, SPA-Landesbank Hessen-Thuringen, 3.920%, 6/1/07 (k)	400,000

Florida - 0.1%
785,000	VMIG1(b)	Brevard County, FL, Health Facilities Authority, Health Facilities Revenue, Refunding Bonds, Health First Inc. Project, LOC-SunTrust Bank, 3.890%, 6/1/07 (k)	785,000
500,000	A-1+	Gainesville, FL, Utilities System Revenue, Series C, SPA-SunTrust Bank, 3.890%, 6/1/07 (k)	500,000
1,300,000	A-1	Manatee County, FL, PCR, Florida Power & Light Co. Project, 3.890%, 6/1/07 (k)	1,300,000
600,000	VMIG1(b)	Sarasota County Public Hospital Board Revenue, Sarasota Memorial Hospital, Series A, AMBAC-Insured, 3.870%, 6/1/07 (k)	600,000

		Total Florida	3,185,000

Georgia - 0.1%
600,000	A-1+	Atlanta, GA, Water and Wastewater Revenue, Series C, FSA-Insured, SPA-Dexia Credit Local, 3.900%, 6/1/07 (k)	600,000
300,000	A-1+	Burke County, GA, Development Authority, PCR, Oglethorpe Power Corp., Project, Series C, MBIA-Insured, SPA-JPMorgan Chase, 3.890%, 6/1/07 (k)	300,000
500,000	A-1+	Georgia State, Finance & Investment Commission, GO, Series H-1, SPA-Dexia Credit Local, 3.750%, 6/7/07 (k)	500,000

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	May 31, 2007

FACE AMOUNT	RATING‡	SECURITY	VALUE
Georgia - 0.1% (continued)
$195,000	A-1+	Macon-Bibb County, GA, Hospital Authority Revenue, Variable-Anticipitation Note Certificates, Central Gerogia Senior Health Inc., LOC-SunTrust Bank, 3.890%, 6/1/07 (k)	$195,000

		Total Georgia	1,595,000

Massachusetts - 0.2%
		Massachusetts State:
		GO, Consolidated Loan:
2,200,000	A-1+	Series A, SPA-Dexia Credit Local, 3.850%, 6/1/07 (k)	2,200,000
3,000,000	A-1+	Series B, SPA-Bank of America, 3.850%, 6/1/07 (k)	3,000,000
1,100,000	VMIG1(b)	HEFA Revenue, Capital Asset Program, Series E, LOC-Bank of America, 3.860%, 6/1/07 (k)	1,100,000

		Total Massachusetts	6,300,000

Michigan - 0.1%
800,000	A-1+	Michigan State University Revenue, Series A, 3.900%, 6/1/07 (k)	800,000
1,500,000	VMIG1(b)	Northern Michigan University, MI, Revenue, General, AMBAC-Insured, SPA-Depfa Bank PLC, 3.900%, 6/1/07 (k)	1,500,000
600,000	A-1+	University of Michigan, Revenue, Hospital, Series A, 3.930%, 6/1/07 (k)	600,000

		Total Michigan	2,900,000

Mississippi - 0.1%
2,700,000	VMIG1(b)	Jackson County, MS, PCR, Chevron U.S.A. Inc. Project, 3.900%, 6/1/07 (k)	2,700,000

Nevada - 0.1%
3,310,000	VMIG1(b)	Las Vegas Valley Water District, Water Improvement, Series B, SPA-Dexia Credit Local, 3.870%, 6/1/07 (k)	3,310,000

New York - 0.1%
		New York City, NY:
450,000	A-1+	Municipal Water Finance Authority, Water & Sewer System Revenue, Fiscal 2003, 3.870%, 6/1/07 (k)	450,000
4,200,000	A-1+	TFA, New York City Recovery Project Revenue, Series 3, Subordinated Series 3-E, 3.830%, 6/1/07 (k)	4,200,000

		Total New York	4,650,000

Pennsylvania - 0.0%
600,000	A-1+	Philadelphia, PA, Hospitals and Higher EFA, Revenue, Children’s Hospital Project, Series B, SPA-JPMorgan Chase & Westdeutsche Landesbank, 3.870%, 6/1/07 (k)	600,000

Texas - 0.1%
980,000	VMIG1(b)	Bell County, TX, Health Facilities Development Corp. Revenue, Scott & White Memorial Hospital, HFA, Series 2001-2, MBIA-Insured, SPA-Westdeutsche Landesbank, 3.880%, 6/1/07 (k)	980,000
		Harris County, TX, Health Facilities Development Corp. Revenue:
1,580,000	A-1+	St. Luke’s Episcopal Hospital, Series B, SPA-Northern Trust, Bayerische Landesbank, Bank of America, JPMorgan Chase, 3.860%, 6/1/07 (k)	1,580,000
500,000	A-1+	Texas Medical Center Project, Series B, FSA-Insured, SPA-JPMorgan Chase, 3.880%, 6/1/07 (k)	500,000

		Total Texas	3,060,000

Utah - 0.1%
3,750,000	A-1+	Utah Transit Authority, Sales Tax Revenue, Subordinated Series A, LOC-Fortis Bank SA/NV, 3.920%, 6/1/07 (k)	3,750,000
		Weber County, UT, Hospital Revenue, IHC Health Services Inc.:
300,000	A-1+	Series A, SPA-Landesbank Hessen-Thuringen, 3.890%, 6/1/07 (k)	300,000

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	May 31, 2007

FACE AMOUNT	RATING‡	SECURITY	VALUE
Utah - 0.1% (continued)
$525,000	A-1+	Series B, SPA-Westdeutsche Landesbank, 3.880%, 6/1/07 (k)	$525,000

		Total Utah	4,575,000

		TOTAL SHORT-TERM INVESTMENTS (Cost - $45,025,000)	45,025,000

		TOTAL INVESTMENTS - 99.7% (Cost - $2,946,180,625#)	3,104,448,433
		Other Assets in Excess of Liabilities - 0.3%	7,871,575

		TOTAL NET ASSETS - 100.0%	$3,112,320,008

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)	Rating by Moody’s Investors Service.

(c)	Pre-Refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.

(d)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.

(e)	Variable rate security. Interest rate disclosed is that which is in effect at May 31, 2007.

(f)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(g)	All or a portion of this security is held at the broker as collateral for futures contracts.

(h)	All or a portion of this security is segregated for futures contracts and extended settlements.

(i)	Rating by Fitch Ratings Service.

(j)	Security is currently in default.

(k)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.

#	Aggregate cost for federal income tax purposes is substantially the same.

See pages 33 and 34 for definitions of ratings.

Abbreviations used in this schedule:

ACA	—	American Capital Assurance
AMBAC	—	Ambac Assurance Corporation
CBI	—	Certificate of Bond Insurance
CDA	—	Community Development Authority
COP	—	Certificate of Participation
DFA	—	Development Finance Agency
EDA	—	Economic Development Authority
EFA	—	Educational Facilities Authority
FGIC	—	Financial Guaranty Insurance Company
FHA	—	Federal Housing Administration
FHLMC	—	Federal Home Loan Mortgage Corporation
FNMA	—	Federal National Mortgage Association
FSA	—	Financial Security Assurance
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
HDC	—	Housing Development Corporation
HEFA	—	Health & Educational Facilities Authority
HFA	—	Housing Finance Authority
IDA	—	Industrial Development Authority
IDB	—	Industrial Development Board
IDR	—	Industrial Development Revenue
IFA	—	Industrial Finance Agency
ISD	—	Independent School District
LIQ	—	Liquidity Facility
LOC	—	Letter of Credit
MBIA	—	Municipal Bond Investors Assurance Corporation
MFH	—	Multi-Family Housing
PCR	—	Pollution Control Revenue
PFA	—	Public Facilities Authority

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	May 31, 2007

PSF	—	Permanent School Fund
PSFG	—	Permanent School Fund Guaranty
Q-SBLF	—	Qualified School Board Loan Fund
RDA	—	Redevelopment Agency
Radian	—	Radian Assets Assurance
SPA	—	Standby Bond Purchase Agreement
TCRS	—	Transferable Custodial Receipts
TFA	—	Transitional Finance Authority
TOB	—	Tender Option Bonds Structure
USD	—	Unified School District
XLCA	—	XL Capital Assurance Inc.

Summary of Investments by Industry *

Pre-Refunded	37.6%
Hospitals	9.5
Utilities	7.7
General Obligation	6.3
Education	5.6
Transportation	5.1
Miscellaneous	5.1
Water and Sewer	3.2
Cogeneration Facilities	3.0
Pollution Control	3.0
Escrowed to Maturity	3.0
Housing: Multi-Family	2.4
Industrial Development	1.7
Housing: Single-Family	1.7
Tobacco	1.5
Public Facilities	1.3
Solid Waste	0.7
Life Care Systems	0.6
Tax Allocation	0.5
Finance	0.3
Government Facilities	0.2

100.0%

*	As a percentage of total investments. Please note that the Fund holdings are as of May 31, 2007 and are subject to change.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

Bond Ratings (unaudited)(continued)

B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C — Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC and CC — Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch Ratings Service.

Short-Term Security Ratings (unaudited)

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.

MIG1 — Moody’s highest rating for short-term municipal obligations.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Managed Municipals Fund (the “Fund”), is a separate diversified investment series of the Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Prior to April 16, 2007, the Fund was an open-end management investment company, a Maryland corporation, registered under the 1940 Act.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. Securities for which market quotations are not readily available or are determined not to reflect fair value, will be valued in good faith by or under the direction of the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Financial Futures Contracts. The Fund may enter into financial futures contracts typically but not necessary to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Funds are required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Funds could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At May 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$163,116,318
Gross unrealized depreciation	(4,848,510)

Net unrealized appreciation/depreciation	$158,267,808

At May 31, 2007, The Fund did not have any open future contracts.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: July 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: July 27, 2007

By	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date: July 27, 2007